UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

Item 1. Reports to Stockholders

Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund

Semiannual Report

April 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>
Investment Changes, Schedules of Investments & Financial Statements
Treasury Fund	<Click Here>
Prime Fund	<Click Here>
Tax-Exempt Fund	<Click Here>
Notes to the Financial Statements	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing at least 80% of its assets in municipal money market securities.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Foreign securities are subject to interest-rate, currency-exchange-rate, economic, and political risks.

In general the bond market is volatile, and bond funds entail interest rate risk. (As interest rates rise, bond prices usually fall, and vice versa. This effect is usually more pronounced for longer-term securities.) Bond funds also entail the risk of issuer or counterparty default, issuer credit risk, and inflation risk.

The municipal market can be affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Income exempt from federal income tax may be subject to state or local tax. All or a portion of the fund's income may be subject to the federal alternative minimum tax. Income or fund distributions attributable to capital gains are usually subject to both state and federal income taxes. Generally, tax-exempt municipal securities are not appropriate holdings for tax advantaged accounts such as IRAs and 401(k)s.

Semiannual Report

Treasury bond fund interest dividends are generally exempt from state income tax but are generally subject to federal income tax and alternative minimum taxes and may be subject to state alternative minimum taxes.

The general research services agreement with Fidelity Research & Analysis Company has been terminated and is no longer in effect for the funds.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Treasury
Daily Money Class	.19%
Actual		$ 1,000.00	$ 1,000.00	$ .94**
HypotheticalA		$ 1,000.00	$ 1,023.85	$ .95**
Capital Reserves Class	.19%
Actual		$ 1,000.00	$ 1,000.00	$ .94**
HypotheticalA		$ 1,000.00	$ 1,023.85	$ .95**
Advisor B Class	.19%
Actual		$ 1,000.00	$ 1,000.00	$ .94**
HypotheticalA		$ 1,000.00	$ 1,023.85	$ .95**
Advisor C Class	.19%
Actual		$ 1,000.00	$ 1,000.00	$ .94**
HypotheticalA		$ 1,000.00	$ 1,023.85	$ .95**
Prime
Daily Money Class	.38%
Actual		$ 1,000.00	$ 1,000.00	$ 1.88**
HypotheticalA		$ 1,000.00	$ 1,022.91	$ 1.91**
Capital Reserves Class	.38%
Actual		$ 1,000.00	$ 1,000.00	$ 1.88**
HypotheticalA		$ 1,000.00	$ 1,022.91	$ 1.91**
Tax-Exempt
Daily Money Class	.28%
Actual		$ 1,000.00	$ 1,000.00	$ 1.39**
HypotheticalA		$ 1,000.00	$ 1,023.41	$ 1.40**
Capital Reserves Class	.28%
Actual		$ 1,000.00	$ 1,000.00	$ 1.39**
HypotheticalA		$ 1,000.00	$ 1,023.41	$ 1.40**
Fidelity Tax-Free Money Market Fund	.28%
Actual		$ 1,000.00	$ 1,000.00	$ 1.39**
HypotheticalA		$ 1,000.00	$ 1,023.41	$ 1.40**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Semiannual Report

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Treasury
Daily Money Class	.74%
Actual		$ 3.66
HypotheticalA		$ 3.71
Capital Reserves Class	.99%
Actual		$ 4.90
HypotheticalA		$ 4.96
Advisor B Class	1.50%
Actual		$ 7.41
HypotheticalA		$ 7.50
Advisor C Class	1.50%
Actual		$ 7.41
HypotheticalA		$ 7.50
Prime
Daily Money Class	.70%
Actual		$ 3.47
HypotheticalA		$ 3.51
Capital Reserves Class	.95%
Actual		$ 4.70
HypotheticalA		$ 4.76
Tax-Exempt
Daily Money Class	.70%
Actual		$ 3.47
HypotheticalA		$ 3.51
Capital Reserves Class	.95%
Actual		$ 4.70
HypotheticalA		$ 4.76
Fidelity Tax-Free Money Market Fund	.45%
Actual		$ 2.23
HypotheticalA		$ 2.26

A 5% return per year before expenses

Semiannual Report

Treasury Fund

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 4/30/11	% of fund's investments 10/31/10	% of fund's investments 4/30/10
0 - 30	66.2	70.5	77.7
31 - 90	9.5	4.6	9.7
91 - 180	11.9	13.3	9.2
181 - 397	12.4	11.6	3.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	4/30/11	10/31/10	4/30/10
Treasury Fund	47 Days	57 Days	30 Days
All Taxable Money Market Funds Average*	45 Days	47 Days	43 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	4/30/11	10/31/10	4/30/10
Treasury Fund	47 Days	57 Days	n/a **

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
U.S. Treasury Obligations 34.9%	U.S. Treasury Obligations 32.0%
Repurchase Agreements 63.4%	Repurchase Agreements 68.9%
Net Other Assets 1.7%	Net Other Assets† (0.9)%

† Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

** Information not available

Semiannual Report

Treasury Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 34.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 8.9%
5/26/11 to 12/15/11	0.17 to 0.30%	$ 274,000	$ 273,846
U.S. Treasury Notes - 26.0%
6/30/11 to 11/30/11	0.18 to 0.43	798,000	800,744
TOTAL U.S. TREASURY OBLIGATIONS			1,074,590
Repurchase Agreements - 63.4%
	Maturity Amount (000s)
In a joint trading account at:
0.03% dated 4/29/11 due 5/2/11 (Collateralized by U.S. Government Obligations) #	$ 49,483	49,483
0.04% dated 4/29/11 due 5/2/11 (Collateralized by U.S. Government Obligations) #	1,398,700	1,398,695
With:
BNP Paribas Securities Corp. at 0.15%, dated 2/25/11 due 5/6/11 (Collateralized by U.S. Treasury Obligations valued at $104,125,440, 0% - 11.25%, 4/30/11 - 11/15/39)	102,038	102,000
Commerz Markets LLC at 0.16%, dated 2/16/11 due 5/6/11 (Collateralized by U.S. Treasury Obligations valued at $103,053,896, 1.13% - 4.88%, 6/15/13 - 11/15/16)	101,040	101,000
Morgan Stanley & Co., Inc. at:
0.1%, dated 4/25/11 due 5/6/11 (Collateralized by U.S. Treasury Obligations valued at $103,021,718, 3.88% - 4.25%, 11/15/17 - 5/15/18)	101,014	101,000
0.11%, dated 4/7/11 due 5/6/11 (Collateralized by U.S. Treasury Obligations valued at $103,027,975, 0% - 4.5%, 9/15/11 - 2/15/16)	101,028	101,000
0.14%, dated 3/9/11 due 5/6/11 (Collateralized by U.S. Treasury Obligations valued at $103,041,706, 3.88% - 4.63%, 2/15/16 - 5/15/18)	101,023	101,000
TOTAL REPURCHASE AGREEMENTS		1,954,178
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $3,028,768)		3,028,768
NET OTHER ASSETS (LIABILITIES) - 1.7%		53,091
NET ASSETS - 100%		$ 3,081,859
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$49,483,000 due 5/02/11 at 0.03%
BNP Paribas Securities Corp.	$ 24,829
Barclays Capital, Inc.	13,207
Merrill Lynch, Pierce, Fenner & Smith, Inc.	11,447
$ 49,483
$1,398,695,000 due 5/02/11 at 0.04%
Citigroup Global Markets, Inc.	$ 181,033
Commerz Markets LLC	90,516
Credit Agricole Securities (USA), Inc.	674,565
RBS Securities, Inc.	362,065
UBS Securities LLC	90,516
$ 1,398,695
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,954,178) - See accompanying schedule: Unaffiliated issuers (cost $3,028,768)		$ 3,028,768
Receivable for investments sold		55,000
Receivable for fund shares sold		28,025
Interest receivable		3,357
Prepaid expenses		3
Total assets		3,115,153

Liabilities
Payable for fund shares redeemed	$ 32,983
Distributions payable	2
Accrued management fee	260
Other affiliated payables	26
Other payables and accrued expenses	23
Total liabilities		33,294

Net Assets		$ 3,081,859
Net Assets consist of:
Paid in capital		$ 3,081,889
Distributions in excess of net investment income		(31)
Accumulated undistributed net realized gain (loss) on investments		1
Net Assets		$ 3,081,859

Daily Money Class: Net Asset Value, offering price and redemption price per share ($1,897,388 ÷ 1,897,027 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($1,049,982 ÷ 1,049,488 shares)		$ 1.00

Advisor B Class: Net Asset Value and offering price per share ($37,667 ÷ 37,664 shares)A		$ 1.00

Advisor C Class: Net Asset Value and offering price per share ($96,822 ÷ 96,807 shares)A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)

Investment Income
Interest		$ 3,158

Expenses
Management fee	$ 4,073
Transfer agent fees	3,278
Distribution and service plan fees	5,919
Accounting fees and expenses	147
Custodian fees and expenses	8
Independent trustees' compensation	6
Registration fees	369
Audit	24
Legal	7
Miscellaneous	9
Total expenses before reductions	13,840
Expense reductions	(10,843)	2,997
Net investment income (loss)		161
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1
Net increase in net assets resulting from operations		$ 162

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 161	$ 382
Net realized gain (loss)	1	3
Net increase in net assets resulting from operations	162	385
Distributions to shareholders from net investment income	(161)	(381)
Distributions to shareholders from net realized gain	-	(129)
Total distributions	(161)	(510)
Share transactions - net increase (decrease)	(252,814)	(1,190,929)
Total increase (decrease) in net assets	(252,813)	(1,191,054)

Net Assets
Beginning of period	3,334,672	4,525,726
End of period (including distributions in excess of net investment income of $31 and distributions in excess of net investment income of $31, respectively)	$ 3,081,859	$ 3,334,672

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.018	.045	.041
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.018	.045	.041
Distributions from net investment income	- F	- F	- F	(.018)	(.045)	(.041)
Distributions from net realized gain	-	- F	-	-	-	-
Total distributions	- F	- F	- F	(.018)	(.045)	(.041)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-% D	.01%	.02%	1.82%	4.55%	4.16%
Ratios to Average Net Assets E
Expenses before reductions	.74% A	.72%	.75%	.73%	.73%	.75%
Expenses net of fee waivers, if any	.19% A	.22%	.48%	.65%	.70%	.70%
Expenses net of all reductions	.19% A	.22%	.48%	.65%	.70%	.70%
Net investment income (loss)	.01% A	.01%	.02%	1.64%	4.44%	4.13%
Supplemental Data
Net assets, end of period (in millions)	$ 1,897	$ 2,056	$ 2,648	$ 4,129	$ 1,833	$ 1,325

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.016	.042	.038
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.016	.042	.038
Distributions from net investment income	- F	- F	- F	(.016)	(.042)	(.038)
Distributions from net realized gain	-	- F	-	-	-	-
Total distributions	- F	- F	- F	(.016)	(.042)	(.038)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-% D	.01%	.02%	1.56%	4.29%	3.90%
Ratios to Average Net Assets E
Expenses before reductions	.99% A	.97%	1.00%	.98%	.97%	1.00%
Expenses net of fee waivers, if any	.19% A	.22%	.48%	.87%	.95%	.95%
Expenses net of all reductions	.19% A	.22%	.48%	.87%	.95%	.95%
Net investment income (loss)	.01% A	.01%	.02%	1.42%	4.19%	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 1,050	$ 1,126	$ 1,671	$ 3,063	$ 1,848	$ 1,114

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor B Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	.011	.037	.033
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	- G	.011	.037	.033
Distributions from net investment income	- G	- G	- G	(.011)	(.037)	(.033)
Distributions from net realized gain	-	- G	-	-	-	-
Total distributions	- G	- G	- G	(.011)	(.037)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	-%E	.01%	.02%	1.13%	3.77%	3.38%
Ratios to Average Net Assets F
Expenses before reductions	1.50% A	1.48%	1.50%	1.49%	1.48%	1.50%
Expenses net of fee waivers, if any	.19% A	.22%	.47%	1.29%	1.45%	1.45%
Expenses net of all reductions	.19% A	.22%	.47%	1.29%	1.45%	1.45%
Net investment income (loss)	.01% A	.01%	.02%	.99%	3.69%	3.38%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 47	$ 70	$ 96	$ 57	$ 83

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor C Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	.011	.037	.033
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	- G	.011	.037	.033
Distributions from net investment income	- G	- G	- G	(.011)	(.037)	(.033)
Distributions from net realized gain	-	- G	-	-	-	-
Total distributions	- G	- G	- G	(.011)	(.037)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	-% E	.01%	.02%	1.13%	3.78%	3.38%
Ratios to Average Net Assets F
Expenses before reductions	1.50% A	1.48%	1.50%	1.48%	1.47%	1.50%
Expenses net of fee waivers, if any	.19% A	.22%	.48%	1.28%	1.45%	1.45%
Expenses net of all reductions	.19% A	.22%	.48%	1.28%	1.45%	1.45%
Net investment income (loss)	.01% A	.01%	.01%	1.01%	3.69%	3.38%
Supplemental Data
Net assets, end of period (in millions)	$ 97	$ 105	$ 138	$ 261	$ 124	$ 110

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 4/30/11	% of fund's investments 10/31/10	% of fund's investments 4/30/10
0 - 30	53.9	48.4	62.0
31 - 90	30.6	35.4	22.9
91 - 180	8.5	12.0	12.0
181 - 397	7.0	4.2	3.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	4/30/11	10/31/10	4/30/10
Prime Fund	50 Days	51 Days	43 Days
All Taxable Money Market Funds Average*	45 Days	47 Days	43 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	4/30/11	10/31/10	4/30/10
Prime Fund	92 Days	84 Days	n/a ****

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of April 30, 2011A		As of October 31, 2010B
	Corporate Bonds 0.2%		Corporate Bonds 0.2%
	Commercial Paper 20.3%		Commercial Paper 14.8%
	Bank CDs, BAs, TDs, and Notes 57.0%		Bank CDs, BAs, TDs, and Notes 61.9%
	Government Securities** 8.6%		Government Securities*** 7.1%
	Repurchase Agreements 14.9%		Repurchase Agreements 16.5%
	Net Other Assets† (1.0)%		Net Other Assets† (0.5)%
A Foreign investments	73.6%	B Foreign investments	72.2%

† Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

** Includes Federal Financing Supported Student Loan Short-Term Notes.

*** Includes FDIC Guaranteed Securities and Federal Financing Supported Student Loan Short-Term Notes.

**** Information not available

Semiannual Report

Prime Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
		Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable VRDN, LOC Wells Fargo Bank NA
	5/6/11	0.21% (d)	$ 33,000	$ 33,000
Certificates of Deposit - 47.8%

London Branch, Eurodollar, Foreign Banks - 16.5%
Commonwealth Bank of Australia
	6/7/11	0.30	58,000	58,000
Credit Agricole SA
	5/3/11 to 8/8/11	0.36 to 0.45	673,000	673,000
Credit Industriel et Commercial
	5/3/11 to 7/1/11	0.40 to 0.45	444,000	444,000
HSBC Bank PLC
	8/29/11 to 5/3/12	0.50 to 0.55	198,000	198,000
ING Bank NV
	5/3/11 to 8/1/11	0.30 to 0.33	835,000	835,000
Lloyds TSB Bank PLC
	7/6/11	0.30	114,000	114,000
National Australia Bank Ltd.
	6/6/11 to 7/18/11	0.20 to 0.43	609,000	609,010
				2,931,010
New York Branch, Yankee Dollar, Foreign Banks - 31.3%
Bank of Montreal
	5/25/11 to 5/1/12	0.31 to 0.36 (d)	193,000	193,000
Bank of Nova Scotia
	3/16/12	0.38 (d)	36,000	36,000
Bank of Tokyo-Mitsubishi
	7/7/11 to 8/15/11	0.40 to 0.50	611,000	611,000
BNP Paribas New York Branch
	5/16/11 to 11/2/11	0.37 to 0.45	575,000	575,000
BNP Paribas SA
	9/27/11 to 11/28/11	0.47 to 0.62 (d)	216,000	216,012
Canadian Imperial Bank of Commerce New York Branch
	5/9/11 to 5/17/12	0.32 to 0.50 (d)	522,000	522,000
Credit Suisse
	7/25/11 to 9/2/11	0.27 to 0.30 (d)	173,000	173,000
Deutsche Bank
	7/25/11	0.31 (d)	163,000	163,000
Certificates of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
DnB NOR Bank ASA
	8/4/11	0.29% (d)	$ 58,000	$ 58,000
Mizuho Corporate Bank Ltd.
	5/4/11 to 5/5/11	0.20	152,000	152,000
Natexis Banques Populaires New York Branch
	6/1/11 to 8/1/11	0.34 to 0.40	202,000	202,000
National Bank Canada
	11/4/11	0.41 (d)	150,000	150,000
Natixis SA
	6/22/11	2.01 (d)	118,000	118,000
Rabobank Nederland New York Branch
	5/10/11 to 4/2/12	0.30 to 0.50 (d)	767,000	767,000
Royal Bank of Canada
	4/30/12	0.64 (d)	168,000	168,000
Royal Bank of Scotland NV
	8/2/11	0.32	169,000	169,000
Skandinaviska Enskilda Banken
	6/6/11	0.26 to 0.35	138,000	138,000
Societe Generale
	5/5/11 to 8/1/11	0.29 to 1.71 (d)	288,000	288,000
Sumitomo Mitsui Banking Corp.
	5/4/11 to 5/16/11	0.20 to 0.30	283,000	283,000
Svenska Handelsbanken
	5/3/11	0.35	111,000	111,000
Toronto-Dominion Bank New York Branch
	1/12/12	0.31 (d)	48,000	48,000
UBS AG
	5/2/11 to 7/21/11	0.30 to 0.35 (d)	403,000	403,000
				5,544,012
TOTAL CERTIFICATES OF DEPOSIT				8,475,022
Commercial Paper - 20.3%

ASB Finance Ltd.
	3/2/12	0.39 (d)	65,000	64,997
Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Autobahn Funding (Liquidity Facility DZ BANK AG)
	5/9/11	0.21%	$ 18,000	$ 17,999
Banco Bilbao Vizcaya Argentaria SA
	5/2/11	0.25	174,000	173,999
Barclays Bank PLC/Barclays US CCP Funding LLC
	7/13/11 to 8/18/11	0.30 to 0.32	84,000	83,932
BP Capital Markets PLC
	6/7/11	0.33	17,000	16,994
Commerzbank U.S. Finance, Inc.
	5/6/11 to 5/13/11	0.42 to 0.43	171,000	170,981
Commonwealth Bank of Australia
	6/2/11 to 11/21/11	0.33 to 0.36 (d)	255,000	254,999
Danske Corp.
	5/3/11 to 6/10/11	0.26 to 0.32	289,000	288,963
DnB NOR Bank ASA
	7/21/11 to 8/22/11	0.26 (d)	152,000	152,000
Intesa Funding LLC
	5/12/11 to 5/27/11	0.29 to 0.36	308,000	307,951
Natexis Banques Populaires U.S. Finance Co. LLC
	5/2/11 to 7/1/11	0.40 to 0.45	437,000	436,852
Natixis US Finance Co. LLC
	6/1/11	0.37 (d)	134,000	134,000
Nordea North America, Inc.
	5/26/11 to 6/10/11	0.20 to 0.31	306,000	305,934
Royal Bank of Canada
	6/16/11	0.40	114,000	113,942
Skandinaviska Enskilda Banken AB
	5/23/11 to 7/6/11	0.30 to 0.35	167,000	166,937
Societe Generale North America, Inc.
	5/2/11 to 6/15/11	0.31 to 0.40	272,000	271,922
Sumitomo Mitsui Banking Corp.
	5/4/11	0.20	23,000	23,000
Total Capital Canada Ltd.
	8/9/11 to 12/15/11	0.39 to 0.43	151,000	150,748
Toyota Motor Credit Corp.
	6/7/11 to 6/14/11	0.30	53,000	52,983
Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
UniCredito Italiano Bank (Ireland) PLC
	5/10/11 to 5/23/11	0.30 to 0.35%	$ 169,000	$ 168,980
Westpac Banking Corp.
	9/12/11 to 10/7/11	0.30 to 0.45 (d)	247,000	246,908
TOTAL COMMERCIAL PAPER				3,605,021
U.S. Government and Government Agency Obligations - 0.5%

Other Government Related - 0.5%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

	6/3/11 to 6/6/11	0.25 (c)	86,000	85,979
U.S. Treasury Obligations - 8.1%

U.S. Treasury Bills - 2.9%
	6/30/11 to 2/9/12	0.14 to 0.30	521,000	520,616
U.S. Treasury Notes - 5.2%
	7/31/11 to 2/15/12	0.22 to 0.35	912,000	918,896
TOTAL U.S. TREASURY OBLIGATIONS				1,439,512
Bank Notes - 0.5%

Bank of America NA
	5/12/11	0.30	84,000	84,000
Medium-Term Notes - 6.0%

Commonwealth Bank of Australia
	2/10/12	0.35 (b)(d)	58,000	58,000
Metropolitan Life Global Funding I
	7/1/11	2.30 (b)(d)	38,000	38,000
Medium-Term Notes - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Metropolitan Life Insurance Co.
	7/28/11	0.60% (d)(h)	$ 35,000	$ 35,000
Royal Bank of Canada
	2/6/12	0.31 (d)	176,000	175,932
	4/30/12 to 5/14/12	0.30 to 0.66 (b)(d)	400,000	400,000
Westpac Banking Corp.
	1/23/12 to 5/11/12	0.27 to 0.35 (b)(d)	358,000	358,000
TOTAL MEDIUM-TERM NOTES				1,064,932
Municipal Securities - 2.7%

Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 B, LOC Bank of America NA, VRDN
5/6/11	0.26 (d)	10,105		10,105
California Gen. Oblig. Series 2005 B1, LOC Bank of America NA, VRDN
5/6/11	0.24 (d)	24,000		24,000
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 I, LOC Bank of America NA, VRDN
5/6/11	0.24 (d)	30,970		30,970
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Wilshire Court Proj.) Series AAA, LOC Fannie Mae, VRDN
5/6/11	0.26 (d)(e)	15,000		15,000
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 13, (Liquidity Facility Branch Banking & Trust Co.)
5/6/11	0.26 (d)(f)	12,360		12,360
Cook County Gen. Oblig. Participating VRDN Series Solar 06 10, (Liquidity Facility U.S. Bank NA, Minnesota)
5/6/11	0.25 (d)(f)	13,385		13,385
Grand Valley Michigan State Univ. Rev. Series 2008 B, LOC U.S. Bank NA, Minnesota, VRDN
5/6/11	0.22 (d)	6,500		6,500
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) LOC JPMorgan Chase Bank, VRDN
5/6/11	0.31 (d)(e)	20,000		20,000
Illinois Fin. Auth. Rev. (Museum of Science & Industry Proj.) Series 2009 A, LOC Bank of America NA, VRDN
5/6/11	0.26 (d)	15,000		15,000
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, LOC KBC Bank NV, VRDN
5/6/11	0.33 (d)	46,915		46,915
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 B, (Liquidity Facility Bank of America NA), VRDN
5/6/11	0.26% (d)	$ 30,000		$ 30,000
Michigan Bldg. Auth. Rev. Participating VRDN Series Solar 06 21, (Liquidity Facility U.S. Bank NA, Minnesota)
5/6/11	0.25 (d)(f)	14,520		14,520
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2002 A, LOC Fannie Mae, VRDN
5/6/11	0.26 (d)(e)	12,500		12,500
New York Hsg. Fin. Agcy. Rev. (750 Sixth Avenue Hsg. Proj.) Series 1999 A, LOC Fannie Mae, VRDN
5/6/11	0.23 (d)(e)	21,000		21,000
New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2006 A, LOC Freddie Mac, VRDN
5/6/11	0.23 (d)(e)	13,000		13,000
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2006 A, LOC Freddie Mac, VRDN
5/6/11	0.23 (d)(e)	14,500		14,500
New York Hsg. Fin. Agcy. Rev. (Theatre Row Tower Hsg. Proj.) Series 2000 A, LOC Freddie Mac, VRDN
5/6/11	0.23 (d)(e)	50,000		50,000
North Texas Tollway Auth. Rev. Series 2009 D, LOC JPMorgan Chase Bank, VRDN
5/6/11	0.24 (d)	28,000		28,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Thomas Jefferson Univ. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
5/6/11	0.24 (d)	20,200		20,200
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005 97C, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
5/6/11	0.23 (d)(e)	19,000		19,000
Port Auth. of New York & New Jersey Participating VRDN Series BA 07 1043, (Liquidity Facility Bank of America NA)
5/6/11	0.33 (d)(f)	12,750		12,750
Richmond Multifamily Hsg. Rev. (Baycliff Apts. Proj.) Series 2004 A, LOC Fannie Mae, VRDN
5/6/11	0.25 (d)(e)	28,800		28,800
Sacramento Muni. Util. District Elec. Rev. Series 2008 K, Bank of America NA, VRDN
5/6/11	0.22 (d)	12,050		12,050
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, (Liquidity Facility JPMorgan Chase Bank)
5/6/11	0.26 (d)(f)	13,055		13,055
TOTAL MUNICIPAL SECURITIES			483,610
Repurchase Agreements - 14.9%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.05% dated 4/29/11 due 5/2/11 (Collateralized by U.S. Government Obligations) #	$ 50,105	$ 50,105
0.06% dated 4/29/11 due 5/2/11 (Collateralized by U.S. Government Obligations) #	724	724
With:
Barclays Capital, Inc. at:
0.22%, dated 4/29/11 due 5/2/11 (Collateralized by U.S. Government Obligations valued at $68,503,294, 2.5% - 6%, 8/25/23 - 8/1/40)	67,001	67,000
0.32%, dated:
4/25/11 due 5/2/11 (Collateralized by Equity Securities valued at $59,403,709)	55,003	55,000
4/26/11 due 5/3/11 (Collateralized by Equity Securities valued at $43,202,319)	40,002	40,000
4/28/11 due 5/5/11 (Collateralized by Equity Securities valued at $28,081,009)	26,002	26,000
4/29/11 due 5/6/11 (Collateralized by Equity Securities valued at $48,601,306)	45,003	45,000
0.42%, dated 4/26/11 due 5/6/11 (Collateralized by Mortgage Loan Obligations valued at $36,013,776, 0.67% - 7.5%, 9/6/13 - 3/10/44)	34,006	34,000
0.55%, dated 4/29/11 due 5/2/11 (Collateralized by Corporate Obligations valued at $15,751,643, 0%, 9/11/21)	15,001	15,000
1%, dated:
8/24/10 due 8/2/11 (Collateralized by Mortgage Loan Obligations valued at $62,369,806, 0.34% - 10.38%, 3/15/12 - 7/10/46)	58,588	58,000
9/9/10 due 8/2/11 (Collateralized by Mortgage Loan Obligations valued at $60,754,854, 0.56% - 9.75%, 6/10/15 - 6/10/49)	57,576	57,000
10/13/10 due 8/2/11 (Collateralized by Corporate Obligations valued at $41,033,876, 3.13% - 6%, 4/15/14 - 1/1/49)	37,373	37,000
Citigroup Global Markets, Inc. at 0.5%, dated 4/29/11 due 5/2/11 (Collateralized by Mortgage Loan Obligations valued at $49,682,070, 0.49% - 5.95%, 7/15/24 - 1/25/46)	46,002	46,000
Credit Suisse Securities (USA) LLC at 0.23%, dated 4/29/11 due 5/2/11 (Collateralized by Equity Securities valued at $774,386,720)	717,014	717,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
0.24%, dated 11/15/10 due 5/6/11 (Collateralized by U.S. Government Obligations valued at $52,078,262, 4.5% - 7%, 12/1/24 - 10/1/38)	$ 51,062	$ 51,000
0.25%, dated 12/1/10 due 5/6/11 (Collateralized by U.S. Government Obligations valued at $51,053,833, 4% - 6.5%, 8/1/25 - 3/1/40)	50,065	50,000
0.3%, dated 4/29/11 due 5/2/11 (Collateralized by Equity Securities valued at $27,000,686)	25,001	25,000
0.4%, dated 1/28/11 due 5/3/11 (Collateralized by Corporate Obligations valued at $31,198,283, 0.18% - 38.32%, 3/18/13 - 2/10/51)	29,031	29,000
0.41%, dated:
2/7/11 due 5/6/11 (Collateralized by Corporate Obligations valued at $16,191,399, 0% - 38.32%, 3/1/12 - 2/25/47)	15,016	15,000
2/17/11 due 5/6/11 (Collateralized by Corporate Obligations valued at $16,815,072, 0.18% - 11%, 3/1/12 - 3/25/47)	15,015	15,000
2/25/11 due 5/6/11 (Collateralized by Corporate Obligations valued at $31,335,575, 0% - 38.32%, 3/1/16 - 2/25/47)	29,030	29,000
3/7/11 due 5/6/11 (Collateralized by Corporate Obligations valued at $31,272,433, 0% - 13%, 4/1/13 - 9/1/47)	29,030	29,000
Goldman Sachs & Co. at 0.25%, dated 4/27/11 due 5/4/11 (Collateralized by U.S. Treasury Obligations valued at $71,402,485, 0.63% - 2.38%, 12/31/12 - 7/31/17)	70,003	70,000
ING Financial Markets LLC at:
0.2%, dated 4/4/11 due 5/6/11 (Collateralized by U.S. Government Obligations valued at $30,605,435, 3.12% - 3.64%, 7/1/40 - 2/1/41)	30,035	30,000
0.22%, dated 1/24/11 due 5/6/11 (Collateralized by U.S. Government Obligations valued at $35,724,431, 3.05% - 3.25%, 10/1/40 - 2/1/41)	35,026	35,000
0.24%, dated 11/15/10 due 5/6/11 (Collateralized by U.S. Government Obligations valued at $13,274,692, 3.69%, 4/1/40)	13,016	13,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.38%, dated 4/29/11 due 5/2/11 (Collateralized by Corporate Obligations valued at $522,916,559, 0% - 7.44%, 9/1/13 - 3/17/51)	$ 498,016	$ 498,000
0.6%, dated 4/29/11 due 5/2/11 (Collateralized by Mortgage Loan Obligations valued at $208,450,422, 0.3% - 6%, 4/25/32 - 5/23/51)	193,010	193,000
0.75%, dated 10/28/10 due 6/3/11 (Collateralized by Mortgage Loan Obligations valued at $124,207,763, 0.34% - 5.67%, 3/15/19 - 7/25/47) (d)(g)	115,522	115,000
RBS Securities, Inc. at:
0.56%, dated 4/21/11 due 5/6/11 (Collateralized by Corporate Obligations valued at $68,048,748, 0.3% - 8.34%, 10/1/14 - 2/12/51)	63,028	63,000
0.74%, dated 8/5/10 due 6/3/11 (Collateralized by Corporate Obligations valued at $62,642,891, 0.36% - 7.17%, 7/12/17 - 6/11/50) (d)(g)	58,360	58,000
Royal Bank of Scotland PLC at 0.56%, dated 4/21/11 due 5/6/11 (Collateralized by Corporate Obligations valued at $61,568,129, 0.47% - 11.6%, 12/20/11 - 4/27/57)	57,026	57,000
Wells Fargo Securities, LLC at 0.2%, dated 4/20/11 due 5/6/11 (Collateralized by U.S. Government Obligations valued at $26,521,768, 5%, 4/1/25)	26,026	26,000
TOTAL REPURCHASE AGREEMENTS		2,648,829
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $17,919,905)		17,919,905
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(170,906)
NET ASSETS - 100%		$ 17,748,999
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $854,000,000 or 4.8% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $85,979,000, or 0.5% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,000,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.6%, 7/1/11	3/26/02	$ 35,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$50,105,000 due 5/02/11 at 0.05%
BNP Paribas Securities Corp.	$ 25,636
Barclays Capital, Inc.	8,739
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,078
UBS Securities LLC	11,652
$ 50,105
$724,000 due 5/02/11 at 0.06%
Bank of America NA	$ 378
Citibank NA	13
Citigroup Global Markets, Inc.	50
Credit Agricole Securities (USA), Inc.	50
Deutsche Bank Securities, Inc.	189
ING Financial Markets LLC	4
J.P. Morgan Securities, Inc.	25
UBS Securities LLC	15
$ 724
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $222,348 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,648,829) - See accompanying schedule: Unaffiliated issuers (cost $17,919,905)		$ 17,919,905
Cash		2
Receivable for investments sold		275,555
Receivable for fund shares sold		336,325
Interest receivable		14,615
Prepaid expenses		16
Receivable from investment adviser for expense reductions		789
Other receivables		263
Total assets		18,547,470

Liabilities
Payable for investments purchased	$ 402,000
Payable for fund shares redeemed	390,435
Distributions payable	4
Accrued management fee	3,746
Distribution and service plan fees payable	1
Other affiliated payables	1,948
Other payables and accrued expenses	337
Total liabilities		798,471

Net Assets		$ 17,748,999
Net Assets consist of:
Paid in capital		$ 17,749,410
Distributions in excess of net investment income		(340)
Accumulated undistributed net realized gain (loss) on investments		(71)
Net Assets		$ 17,748,999

Daily Money Class: Net Asset Value, offering price and redemption price per share ($8,763,509 ÷ 8,761,964 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($8,985,490 ÷ 8,983,493 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)

Investment Income
Interest		$ 35,237

Expenses
Management fee	$ 22,764
Transfer agent fees	18,244
Distribution and service plan fees	34,286
Accounting fees and expenses	578
Custodian fees and expenses	108
Independent trustees' compensation	33
Registration fees	3,308
Audit	33
Legal	36
Miscellaneous	55
Total expenses before reductions	79,445
Expense reductions	(45,101)	34,344
Net investment income (loss)		893
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		151
Net increase in net assets resulting from operations		$ 1,044

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 893	$ 2,215
Net realized gain (loss)	151	(222)
Net increase in net assets resulting from operations	1,044	1,993
Distributions to shareholders from net investment income	(895)	(2,215)
Distributions to shareholders from net realized gain	-	(1,248)
Total distributions	(895)	(3,463)
Share transactions - net increase (decrease)	(168,854)	(3,624,684)
Total increase (decrease) in net assets	(168,705)	(3,626,154)

Net Assets
Beginning of period	17,917,704	21,543,858
End of period (including distributions in excess of net investment income of $340 and distributions in excess of net investment income of $338, respectively)	$ 17,748,999	$ 17,917,704

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	.006	.029	.047	.042
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	.006	.029	.047	.042
Distributions from net investment income	- F	- F	(.006)	(.029)	(.047)	(.042)
Distributions from net realized gain	-	- F	-	-	-	-
Total distributions	- F	- F	(.006)	(.029)	(.047)	(.042)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-% D	.02%	.57%	2.97%	4.82%	4.28%
Ratios to Average Net Assets E
Expenses before reductions	.75% A	.73%	.77%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.38% A	.41%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.38% A	.41%	.70%	.70%	.70%	.70%
Net investment income (loss)	.01% A	.01%	.57%	2.90%	4.72%	4.23%
Supplemental Data
Net assets, end of period (in millions)	$ 8,764	$ 8,748	$ 9,794	$ 9,562	$ 8,467	$ 6,741

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	.004	.027	.045	.039
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	.004	.027	.045	.039
Distributions from net investment income	- F	- F	(.004)	(.027)	(.045)	(.039)
Distributions from net realized gain	-	- F	-	-	-	-
Total distributions	- F	- F	(.004)	(.027)	(.045)	(.039)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-% D	.02%	.41%	2.71%	4.56%	4.02%
Ratios to Average Net Assets E
Expenses before reductions	1.00% A	.98%	1.02%	.99%	.99%	1.00%
Expenses net of fee waivers, if any	.38% A	.41%	.86%	.95%	.95%	.95%
Expenses net of all reductions	.38% A	.41%	.86%	.95%	.95%	.95%
Net investment income (loss)	.01% A	.01%	.40%	2.65%	4.47%	3.98%
Supplemental Data
Net assets, end of period (in millions)	$ 8,985	$ 9,169	$ 11,750	$ 13,342	$ 10,829	$ 8,990

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 4/30/11	% of fund's investments 10/31/10	% of fund's investments 4/30/10
0 - 30	85.0	83.0	86.9
31 - 90	10.3	7.9	9.4
91 - 180	3.6	3.1	2.8
181 - 397	1.1	6.0	0.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	4/30/11	10/31/10	4/30/10
Tax-Exempt Fund	19 Days	29 Days	17 Days
All Tax-Free Money Market Funds Average*	26 Days	33 Days	24 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	4/30/11	10/31/10	4/30/10
Tax-Exempt Fund	19 Days	29 Days	n/a **

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
Variable Rate Demand Notes (VRDNs) 70.8%	Variable Rate Demand Notes (VRDNs) 73.6%
Commercial Paper (including CP Mode) 9.5%	Commercial Paper (including CP Mode) 10.1%
Tender Bonds 2.3%	Tender Bonds 0.8%
Municipal Notes 5.4%	Municipal Notes 8.5%
Fidelity Tax-Free Cash Central Fund 9.3%	Fidelity Tax-Free Cash Central Fund 5.7%
Other Investments 1.8%	Other Investments 1.3%
Net Other Assets 0.9%	Net Other Assets† 0.0%

† Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

** Information not available

Semiannual Report

Tax-Exempt Fund

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	$ 5,450	$ 5,450
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.3% 5/6/11, LOC Bank of America NA, VRDN (b)	14,600	14,600
Mobile Downtown Redev. Auth. (Austal USA, LLC Proj.) Series 2009, 0.23% 5/6/11, LOC Westpac Banking Corp., VRDN (b)	29,000	29,000
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.26% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,100	5,100
		54,150
Alaska - 1.6%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.28% 5/6/11, LOC Union Bank of California, VRDN (b)	32,725	32,725
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	24,705	24,705
Denver City & County Wtr. Participating VRDN Series Solar 06 33, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,135	12,135
North Slope Borough Gen. Oblig. Bonds Series 2010 A, 2% 6/30/11	9,800	9,827
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.28% 5/6/11, VRDN (b)	19,000	19,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.28% 5/6/11 (ConocoPhillips Guaranteed), VRDN (b)	20,000	20,000
		118,392
Arizona - 2.5%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.26% 5/6/11, LOC Bank of America NA, VRDN (b)	34,700	34,700
Series 2008 F, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	4,225	4,225
(Catholic Healthcare West Proj.) Series 2009 F, 0.25% 5/6/11, LOC Citibank NA, VRDN (b)	13,900	13,900
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.28% 5/6/11, LOC Bank of America NA, VRDN (b)	6,400	6,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Series 2009, 0.35% 6/3/11, LOC Bank of America NA, CP	$ 20,000	$ 20,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2005, 5% 7/1/11	1,400	1,411
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.27% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	8,100	8,100
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.26% 5/6/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,200	4,200
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds 5.125% 1/1/12 (Pre-Refunded to 1/1/12 @ 101) (e)	4,405	4,588
Participating VRDN:
Series BA 08 3511, 0.33% 5/6/11 (Liquidity Facility Bank of America NA) (b)(f)	3,750	3,750
Series BC 10 21W, 0.27% 5/6/11 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,000	5,000
Series EGL 06 0141, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	16,500	16,500
Series EGL 06 14 Class A, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	11,200	11,200
Series EGL 07 0012, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	13,850	13,850
Series Putters 3242, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,200	4,200
Series ROC II R 10362, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	9,900	9,900
Series WF 09 40C, 0.29% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	3,345	3,345
Series C, 0.28% 8/17/11, CP	2,100	2,100
Tempe Transit Excise Tax Rev. Series 2006, 0.27% 5/6/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	5,760	5,760
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	8,000	8,000
		181,129
Arkansas - 0.1%
Eclipse Fdg. Trust Cus Rpt Various States Participating VRDN Series Solar 06 26, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	4,900	4,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - 2.9%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Schools of the Sacred Heart - San Francisco Proj.) Series 2008 B, 0.28% 5/6/11, LOC Bank of America NA, VRDN (b)	$ 2,100	$ 2,100
(Sharp HealthCare Proj.):
Series 2009 A, 0.24% 5/6/11, LOC Bank of America NA, VRDN (b)	2,645	2,645
Series 2009 D, 0.24% 5/6/11, LOC Citibank NA, VRDN (b)	18,280	18,280
(Valley Christian Schools Proj.) Series 2003, 0.25% 5/6/11, LOC Bank of America NA, VRDN (b)	3,400	3,400
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 M, 1% 5/1/11	10,275	10,275
California Health Facilities Fing. Auth. Rev. (Scripps Health Proj.) Series 2008 C, 0.26% 5/6/11, LOC Union Bank of California, VRDN (b)	7,100	7,100
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.25% 5/6/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	11,300	11,300
California Statewide Cmntys. Dev. Auth. Rev. (Los Angeles County Museum of Art Proj.) Series 2008 C, 0.33% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	10,265	10,265
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 0.25% 5/6/11, LOC Societe Generale, VRDN (b)	3,100	3,100
Los Angeles Unified School District TRAN Series A, 2% 6/30/11	16,700	16,736
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	17,300	17,460
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.26% 5/6/11, LOC Union Bank of California, VRDN (b)	40,095	40,095
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,850	6,850
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 36B, 0.26% 5/6/11, LOC Union Bank of California, VRDN (b)	4,000	4,000
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.28% 5/6/11, LOC Freddie Mac, VRDN (b)	8,400	8,400
Santa Clara County Multi-family Rev. (Garden Grove Apts. Proj.) 0.24% 5/6/11, LOC Fannie Mae, VRDN (b)	2,200	2,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.26% 5/6/11, LOC KBC Bank NV, VRDN (b)	$ 23,800	$ 23,800
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, 0.26% 5/6/11, LOC Union Bank of California, VRDN (b)	19,300	19,300
		207,306
Colorado - 4.0%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.25% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	11,000	11,000
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,095	15,095
Colorado Ed. Ln. Prog. TRAN Series 2010 D, 2% 6/30/11	55,800	55,953
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	7,840	7,840
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	38,145	38,145
(Catholic Health Initiatives Proj.):
Series 2004 B, 0.28% 5/6/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	2,200	2,200
Series 2004 B2, 0.29% 5/6/11 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	16,300	16,300
Participating VRDN:
Series BA 08 1090, 0.33% 5/6/11 (Liquidity Facility Bank of America NA) (b)(f)	9,400	9,400
Series Putters 2999, 0.31% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,250	6,250
Colorado Hsg. & Fin. Auth. Series 2002 B3, 0.23% 5/6/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	3,800	3,800
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	17,575	17,575
Series EGL 07 0040, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	9,800	9,800
Colorado Springs Utils. Rev. Series 2000 A, 0.26% 5/6/11, VRDN (b)	73,650	73,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.26% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 6,700	$ 6,700
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.25% 5/6/11, LOC BNP Paribas SA, VRDN (b)	6,190	6,190
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.24% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	9,400	9,400
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.29% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
		290,298
Connecticut - 1.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) 0.8% tender 5/2/11, CP mode	6,235	6,235
Connecticut Gen. Oblig. BAN:
Series 2009 B, 4% 6/1/11	8,000	8,024
Series 2010 A, 2% 5/19/11	20,500	20,516
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp., Ct. Proj.) Series J, 0.25% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	1,780	1,780
(Hartford Hosp. Proj.) Series B, 0.28% 5/6/11, LOC Bank of America NA, VRDN (b)	2,500	2,500
Participating VRDN:
Series EGL 7 05 3031, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	22,900	22,900
Series Putters 3363, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,800	4,800
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.) Series 2008, 0.24% 5/6/11, LOC HSBC Bank USA, NA, VRDN (b)	4,400	4,400
(Hsg. Mtg. Fin. Prog.) Series 2005 D4, 0.26% 5/6/11 (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)	10,000	10,000
		81,155
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.57% 5/6/11, VRDN (b)	3,500	3,500
Series 1999 A, 0.55% 5/6/11, VRDN (b)	2,800	2,800
		6,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 1.2%
District of Columbia Gen. Oblig. Series 2008 C, 0.24% 5/6/11, LOC TD Banknorth, NA, VRDN (b)	$ 7,900	$ 7,900
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.26% 5/6/11, LOC Freddie Mac, VRDN (b)	3,650	3,650
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	12,145	12,145
(George Washington Univ. Proj.) Series 1999 B, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	19,115	19,115
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	14,900	14,900
Series 1998 A Tranche III, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	3,675	3,675
(The AARP Foundation Proj.) Series 2004, 0.26% 5/6/11, LOC Bank of America NA, VRDN (b)	1,450	1,450
(The Phillips Collection Issue Proj.) Series 2003, 0.4% 5/6/11, LOC Bank of America NA, VRDN (b)	5,010	5,010
(Washington Drama Society, Inc. Proj.) Series 2008, 0.25% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	6,025	6,025
Bonds (Nat'l. Academy of Sciences Proj.) 0.28% tender 5/23/11, LOC Bank of America NA, CP mode	11,200	11,200
		85,070
Florida - 8.4%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A, 0.3% tender 6/3/11, LOC Bank of America NA, CP mode	6,500	6,500
Series 2008 B, 0.29% tender 5/17/11, LOC Bank of America NA, CP mode	7,300	7,300
Brevard County School Board RAN 1.5% 4/20/12	18,000	18,188
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.27% 5/6/11, LOC Freddie Mac, VRDN (b)	5,940	5,940
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	2,645	2,645
Florida Board of Ed. Bonds Series 2002 G, 5.25% 6/1/11	5,600	5,624
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BBT 08 16, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	10,770	10,770
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN: - continued
Series EGL 07 0049, 0.25% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	$ 29,585	$ 29,585
Series ROC II R 11303, 0.25% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	5,350	5,350
Florida Dept. of Envir. Protection Rev. Bonds Series 2010 D, 4% 7/1/11	15,900	15,991
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Bonds Series 2009 B, 5% 8/1/11	1,000	1,011
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.29% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.27% 5/6/11, LOC Fannie Mae, VRDN (b)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.27% 5/6/11, LOC Fannie Mae, VRDN (b)	5,850	5,850
Florida Local Govt. Fin. Commission Auth. Rev. Series A, 0.34% 8/4/11, LOC Wells Fargo Bank NA, CP	721	721
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	9,395	9,395
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2008 A, 3% 1/15/12	2,000	2,036
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,645	12,645
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.29% 5/6/11, LOC Bank of America NA, VRDN (b)	7,200	7,200
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds Series F, 0.32% tender 6/16/11 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	41,500	41,500
Series C1, 0.33% 7/20/11 (Liquidity Facility JPMorgan Chase Bank), CP	17,500	17,500
Series Three 2008 B4, 0.29% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	26,710	26,710
Jacksonville Gen. Oblig. Series A, 0.3% 5/10/11, LOC Landesbank Baden-Wuert, CP	3,880	3,880
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2007 B, 0.28% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	5,100	5,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.): - continued
Series 2007 E, 0.28% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	$ 6,400	$ 6,400
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.27% 5/6/11, LOC Fannie Mae, VRDN (b)	3,300	3,300
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.32% tender 5/6/11, CP mode	6,200	6,200
Series 1994, 0.32% tender 5/6/11, CP mode	9,560	9,560
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.25% 5/6/11, LOC Northern Trust Co., VRDN (b)	3,910	3,910
Manatee County School District TAN Series 2010, 1.25% 5/1/11	10,200	10,200
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	30,000	30,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.29% 5/6/11, LOC Bank of America NA, VRDN (b)	5,900	5,900
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.25% 5/6/11, LOC Bank of America NA, VRDN (b)	6,825	6,825
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2010 D, 2.5% 5/1/11	14,800	14,800
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.29% 5/6/11, LOC Northern Trust Co., VRDN (b)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 0.26% 5/6/11, LOC TD Banknorth, NA, VRDN (b)	41,845	41,845
(Planned Parenthood Proj.) Series 2002, 0.29% 5/6/11, LOC Northern Trust Co., VRDN (b)	2,700	2,700
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.28% 5/6/11, LOC Northern Trust Co., VRDN (b)	13,190	13,190
Panama City Gen. Oblig. Participating VRDN Series Solar 2006 129, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	8,960	8,960
Pasco County School Board Ctfs. of Prtn.:
Series 2008 A, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	25,280	25,280
Series 2008 C, 0.29% 5/6/11, LOC Bank of America NA, VRDN (b)	14,000	14,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A2, 0.25% 5/6/11, LOC Northern Trust Co., VRDN (b)	$ 5,750	$ 5,750
Series 2009 A3, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	13,875	13,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	5,150	5,150
Pinellas County School District TAN Series 2010, 1.5% 6/30/11	19,000	19,035
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
Series 2005 A1, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	12,100	12,100
Series 2005 A2, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	6,200	6,200
Series 2005 B1, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	14,695	14,695
Series 2005 B2, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	8,930	8,930
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.33% 5/6/11 (Liquidity Facility Bank of America NA) (b)(f)	14,525	14,525
Series Putters 2473, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,035	1,035
Series Putters 3290, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Series ROC II R 11060, 0.27% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	7,200	7,200
Sunshine State Govt. Fing. Commission Rev.:
Bonds Series 2011 A, 2% 9/1/11	14,440	14,514
Series 2011 C, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	14,250	14,250
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 2007-36, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	14,800	14,800
		610,780
Georgia - 2.9%
Atlanta Arpt. Rev. Series 2010 B1, 0.35% 5/25/11, LOC Wells Fargo Bank NA, CP	17,500	17,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	$ 10,400	$ 10,400
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.27% 5/2/11, VRDN (b)	3,500	3,500
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	16,600	16,600
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.28% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	6,800	6,800
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	9,000	9,000
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	7,500	7,500
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	5,400	5,400
(Pace Academy, Inc. Proj.) Series 2008, 0.29% 5/6/11, LOC Bank of America NA, VRDN (b)	16,400	16,400
Participating VRDN Series Solar 07 72, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	11,560	11,560
Georgia Gen. Oblig. Participating VRDN:
Series Clipper 07 53, 0.26% 5/6/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	9,995	9,995
Series PZ 271, 0.29% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	6,879	6,879
Georgia Road & Thruway Auth. Rev. Bonds Series 2009 A, 4% 6/1/11	5,925	5,943
Gwinnet County Hosp. Auth. Rev. (Gwinnett Hosp. Sys., Inc. Proj.) Series 2009 A, 0.27% 5/6/11, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	17,150	17,150
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.25% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	4,285	4,285
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.28% 5/2/11, VRDN (b)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.26% 5/6/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	19,150	19,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series Putters 3755, 0.31% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 2,500	$ 2,500
Series Solar 08 0001, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,255	10,255
Private Colleges & Univs. Auth. Rev. Participating VRDN Series WF 11 32C, 0.29% 5/6/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	5,800	5,800
Pub. Gas Partners, Inc. Rev. Bonds (Gas Supply Pool No. 1 Proj.) Series A, 5% 10/1/11	3,000	3,050
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	5,150	5,150
Series 2009 B, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	4,000	4,000
		209,317
Hawaii - 0.4%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.26% 5/6/11, LOC Bank of America NA, VRDN (b)	11,485	11,485
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.24% 5/6/11, LOC Freddie Mac, VRDN (b)	15,600	15,600
		27,085
Idaho - 0.4%
Idaho Gen. Oblig. TAN 2% 6/30/11	10,100	10,126
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	17,000	17,000
		27,126
Illinois - 5.9%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.27% 5/6/11, LOC Northern Trust Co., VRDN (b)	17,500	17,500
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	13,200	13,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 08 60, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	4,385	4,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN: - continued
Series Clipper 07 12, 0.29% 5/6/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	$ 10,350	$ 10,350
Series Solar 06 75, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	7,400	7,400
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.3% 5/6/11, LOC Landesbank Baden-Wuert, VRDN (b)	8,145	8,145
Chicago Park District Gen. Oblig. Participating VRDN Series Putters 3842, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.28% 5/6/11, LOC California Pub. Employees Retirement Sys., VRDN (b)	19,725	19,725
Series 2004 A2, 0.28% 5/6/11, LOC California Pub. Employees Retirement Sys., VRDN (b)	34,265	34,265
Series 2004 A3, 0.24% 5/6/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	8,335	8,335
DuPage County Rev. (Morton Arboretum Proj.) 0.35% 5/6/11, LOC Bank of America NA, VRDN (b)	6,200	6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.28% 5/6/11, LOC Harris NA, VRDN (b)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
(Elmhurst College Proj.) Series 2003, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	2,475	2,475
Participating VRDN Series ROC II R 12278, 0.25% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	5,200	5,200
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	35,400	35,400
(Chicago Historical Society Proj.) Series 2006, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	30,175	30,175
(Edward Hosp. Oblig. Group) Series 2009 A, 0.28% 5/6/11, LOC Bank of America NA, VRDN (b)	3,500	3,500
(Edward Hosp. Obligated Group Proj.) Series 2008 C, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	11,700	11,700
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	4,800	4,800
(Museum of Science & Industry Proj.) Series 2009 C, 0.26% 5/6/11, LOC Harris NA, VRDN (b)	5,500	5,500
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.25% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	22,375	22,375
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2008 C, 0.25% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	$ 7,325	$ 7,325
(OSF Healthcare Sys. Proj.):
Series 2009 C, 0.29% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	21,000	21,000
Series 2009 D, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	10,000	10,000
(Provena Health Proj.) Series D, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	8,000	8,000
(Rockford Mem. Hosp. Proj.) 0.28% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	20,200	20,200
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.24% 5/6/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	6,435	6,435
(Trinity Int'l. Univ. Proj.) Series 2009, 0.28% 5/6/11, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	10,000	10,000
Participating VRDN:
Series BA 08 1205, 0.33% 5/6/11 (Liquidity Facility Bank of America NA) (b)(f)	4,165	4,165
Series EGL 06 118, Class A, 0.25% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	9,450	9,450
Series Putters 3288Z, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000	3,000
Series Putters 3764, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Illinois Gen. Oblig. Participating VRDN Series Solar 06 5, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	18,060	18,060
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A 1B, 0.23% 5/6/11, LOC PNC Bank NA, VRDN (b)	17,000	17,000
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.3% 5/6/11, LOC Bank of America NA, VRDN (b)	12,500	12,500
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 0.38% 5/6/11, LOC Bank of America NA, VRDN (b)	4,875	4,875
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	4,000	4,000
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	9,500	9,500
		427,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - 2.3%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 18,015	$ 18,015
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	11,515	11,515
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.24% 5/6/11, LOC Royal Bank of Scotland PLC, VRDN (b)	12,000	12,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	4,000	4,000
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series 2004 B, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	2,145	2,145
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 D, 0.29% 5/6/11, LOC Bank of America NA, VRDN (b)	11,500	11,500
Indiana Fin. Auth. Rev.:
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.25% 5/6/11, LOC PNC Bank NA, VRDN (b)	21,125	21,125
(DePauw Univ. Proj.) Series 2008 A, 0.25% 5/6/11, LOC Northern Trust Co., VRDN (b)	1,085	1,085
Participating VRDN Series BBT 08 12, 0.26% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	11,760	11,760
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Clarion Health Obligated Group Proj.) Series 2005 C, 0.25% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	28,625	28,625
Participating VRDN Series Solar 07 63, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,400	15,400
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.) Series A2, 3.75%, tender 2/1/12 (b)	12,500	12,811
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series 2008 H, 0.27% 5/6/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	8,000	8,000
Series 2008 I, 0.25% 5/6/11, LOC Bank of Nova Scotia, VRDN (b)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	$ 1,900	$ 1,900
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.27% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,200	4,200
		168,581
Iowa - 0.9%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	6,400	6,400
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.37% 5/6/11, VRDN (b)	18,100	18,100
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.23% 5/6/11, VRDN (b)	40,400	40,400
		64,900
Kansas - 0.1%
Wichita Gen. Oblig. BAN Series 240, 0.45% 9/15/11	4,000	4,000
Kentucky - 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.28% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	15,000	15,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.26% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	22,000	22,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	18,135	18,135
		55,135
Louisiana - 2.6%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.27% 5/6/11, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	34,000	34,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Solar 06 133, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	3,345	3,345
Series WF 10 11C, 0.29% 5/6/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	11,800	11,800
Louisiana Gen. Oblig. Series 2008 A, 0.25% 5/6/11, LOC BNP Paribas SA, VRDN (b)	38,200	38,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 12,375	$ 12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.25% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	15,300	15,300
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2009 A, 0.3% 5/6/11, VRDN (b)	3,200	3,200
(C-Port LLC Proj.) Series 2008, 0.29% 5/6/11, LOC Bank of America NA, VRDN (b)	10,800	10,800
(CommCare Corp. Proj.) Series 2008 A, 0.25% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	8,100	8,100
(Int'l.-Matex Tank Terminals Proj.) Series 2007, 0.27% 5/6/11, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	20,000	20,000
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.):
Series 2010 A, 0.28% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	12,500	12,500
Series 2010 B, 0.28% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	13,400	13,400
		192,020
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series Solar 06 122, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	7,930	7,930
Maryland - 2.0%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.26% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	13,710	13,710
Baltimore County Gen. Oblig. Series 2002, 0.3% 6/16/11 (Liquidity Facility BNP Paribas SA), CP	16,200	16,200
Baltimore County Metropolitan District Series 1995, 0.32% 7/8/11 (Liquidity Facility BNP Paribas SA), CP	10,000	10,000
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.27% 5/6/11, LOC Fannie Mae, VRDN (b)	8,900	8,900
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	2,710	2,710
Maryland Gen. Oblig. Bonds (State & Local Facilities Ln. Prog.) First Series 2005 B, 5.25% 2/15/12	1,480	1,536
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.28% 5/6/11, LOC Bank of America NA, VRDN (b)	$ 1,100	$ 1,100
Series 2007 C, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	7,365	7,365
Series 2007 D, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	18,100	18,100
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.4% 5/6/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	14,200	14,200
Series 2008 B, 0.26% 5/6/11, LOC Bank of America NA, VRDN (b)	13,350	13,350
(Upper Chesapeake Hosp. Proj.) Series 2008 B, 0.27% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	5,960	5,960
(Villa Julie College, Inc. Proj.) Series 2005, 0.25% 5/6/11, LOC Bank of America NA, VRDN (b)	17,050	17,050
Participating VRDN Series BBT 08 46, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	3,825	3,825
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.29% 5/6/11, LOC Bank of America NA, VRDN (b)	5,330	5,330
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.28% 5/6/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	7,965	7,965
		147,301
Massachusetts - 1.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN Series PT 4368, 0.26% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	5,000	5,000
Series 2008 A2, 0.27% 5/6/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	5,500	5,500
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 A1, 0.25% 5/6/11, LOC Citibank NA, VRDN (b)	2,275	2,275
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.8% tender 5/12/11, CP mode	10,000	10,000
Series 1993 A, 0.8% tender 5/16/11, CP mode	18,000	18,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	13,000	13,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series Putters 2479Z, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 3,755	$ 3,755
Series Putters 2857, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,255	10,255
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,200	1,200
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2008 B, 0.26% 5/6/11 (Liquidity Facility Bank of America NA), VRDN (b)	2,300	2,300
Series 2008 C, 0.26% 5/6/11 (Liquidity Facility Bayerische Landesbank), VRDN (b)	24,200	24,200
		95,485
Michigan - 1.8%
Michigan Bldg. Auth. Rev. Series 6, 0.35% 6/2/11, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	4,500	4,500
Michigan Fin. Auth. Rev. RAN Series 2010 D2, 2% 8/22/11, LOC JPMorgan Chase Bank	20,000	20,099
Michigan Gen. Oblig. TRAN Series A, 2% 9/30/11	17,800	17,916
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 B2, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	3,800	3,800
Bonds (Trinity Health Sys. Proj.) Series 2008 C, 0.31% tender 6/7/11, CP mode	14,000	14,000
Participating VRDN Series ROC II R 11676, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	8,650	8,650
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Consumers Energy Co. Proj.) 0.26% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	6,000	6,000
(Van Andel Research Institute Proj.) Series 2008, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	52,000	52,000
		126,965
Minnesota - 0.3%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.26% 5/6/11, LOC Freddie Mac, VRDN (b)	5,000	5,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.25% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	4,025	4,025
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 3,400	$ 3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.26% 5/6/11, LOC Fannie Mae, VRDN (b)	2,550	2,550
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A1, 0.25% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
		19,975
Mississippi - 0.8%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.26% 5/6/11, LOC Bank of America NA, VRDN (b)	13,525	13,525
Participating VRDN Series Solar 06 0153, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	5,925	5,925
Mississippi Gen. Oblig. 0.28% 5/6/11 (Liquidity Facility Bank of America NA), VRDN (b)	23,100	23,100
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.35%, tender 7/6/11 (b)(g)	15,000	15,000
		57,550
Missouri - 1.1%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.25% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	9,400	9,400
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	7,000	7,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.25% 5/6/11, LOC TD Banknorth, NA, VRDN (b)	25,440	25,440
Participating VRDN Series EGL 07 0001, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	8,470	8,470
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.26% 5/6/11, LOC Bank of America NA, VRDN (b)	2,600	2,600
Bonds (CoxHealth Proj.) Series B, 0.3% tender 7/8/11, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 C2, 0.24% 5/6/11, VRDN (b)	$ 10,000	$ 10,000
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.29% 5/6/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	3,775	3,775
		79,685
Montana - 0.1%
Montana Board of Invt. Bonds Series 1998, 0.48%, tender 3/1/12 (b)	4,000	4,000
Nebraska - 2.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.26% 5/6/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	16,000	16,000
Lincoln Elec. Sys. Rev. Series 2005:
0.29% 8/18/11, CP	28,000	28,000
0.31% 8/18/11, CP	9,550	9,550
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 0.25% 5/6/11 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	87,610	87,610
Nebraska Pub. Pwr. District Rev. Series A, 0.29% 8/1/11, CP	10,950	10,950
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series BBT 2060, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	22,970	22,970
Series A, 0.32% 6/8/11, CP	3,500	3,500
		178,580
Nevada - 2.5%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.26% 5/6/11, LOC Citibank NA, VRDN (b)	25,500	25,500
Series 2008 D 2B, 0.25% 5/6/11, LOC Royal Bank of Canada, VRDN (b)	12,400	12,400
Series 2008 D3, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	17,715	17,715
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	4,500	4,500
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
Clark County School District Bonds Series 2009 B, 4% 6/15/11	10,000	10,045
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 6,085	$ 6,085
Series Putters 3489Z, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,965	11,965
Eclipse Fdg. Trust Cus Rpt Various States Participating VRDN 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,240	10,240
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.27% 5/6/11, LOC Union Bank of California, VRDN (b)	3,100	3,100
Series 2008 B, 0.27% 5/6/11, LOC Union Bank of California, VRDN (b)	43,025	43,025
Series 2009 A, 0.25% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	28,460	28,460
Series 2009 B, 0.27% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	8,910	8,910
		183,945
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.28% 5/6/11, LOC Bank of America NA, VRDN (b)	8,400	8,400
New Jersey - 1.4%
Burlington County Gen. Oblig. BAN 1.5% 9/8/11	20,000	20,079
New Jersey Gen. Oblig. Bonds Series Putters 3850, 0.3%, tender 5/12/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)(g)	77,400	77,400
New Jersey Health Care Facilities Fing. Auth. Rev. (Princeton HealthCare Sys. Proj.) Series 2010 A, 0.26% 5/6/11, LOC Bank of America NA, VRDN (b)	7,000	7,000
		104,479
New Mexico - 0.9%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.26% 5/6/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	63,765	63,765
New York - 2.1%
New York City Gen. Oblig.:
Series 1995 F3, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	4,100	4,100
Series 1995 F4, 0.26% 5/6/11, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,300	1,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2004 A3, 0.24% 5/6/11, LOC BNP Paribas SA, VRDN (b)	$ 1,500	$ 1,500
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.33% 5/6/11, LOC RBS Citizens NA, VRDN (b)	19,000	19,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 0.23% 5/6/11, LOC Fannie Mae, VRDN (b)	1,000	1,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series ROC II R 10381, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	6,105	6,105
Series ROC II R 11904, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	4,000	4,000
New York Dorm. Auth. Revs.:
(The Culinary Institute of America Proj.) Series 2004 C, 0.28% 5/6/11, LOC TD Banknorth, NA, VRDN (b)	12,800	12,800
Bonds (State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/11	6,000	6,013
Participating VRDN:
Series EGL 06 47 Class A, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	13,500	13,500
Series ROC II R 11735, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	10,395	10,395
New York Hsg. Fin. Agcy. Rev.:
(42nd & 10 Hsg. Proj.) Series 2010 A, 0.25% 5/6/11, LOC Landesbank Baden-Wuert, VRDN (b)	2,000	2,000
(MF Associates Proj.) Series 1991, 0.27% 5/6/11, LOC Landesbank Hessen-Thuringen, VRDN (b)	42,700	42,700
New York Pwr. Auth. Series 1, 0.32% 6/10/11, CP	5,600	5,600
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,000	15,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.25% 5/6/11 (Liquidity Facility Royal Bank of Scotland NV), VRDN (b)	4,930	4,930
		149,943
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Series B, 0.36% 6/16/11, CP	6,215	6,215
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 4.2%
Charlotte Gen. Oblig. Participating VRDN Series ROC II R 11905, 0.25% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	$ 6,725	$ 6,725
Charlotte Int'l. Arpt. Rev.:
(Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.25% 5/6/11, LOC Bank of America NA, VRDN (b)	2,700	2,700
Series 2010 C, 0.29% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	12,420	12,420
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,125	6,125
Series 2002 B, 0.28% 5/6/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	17,500	17,500
Series 2006 B, 0.28% 5/6/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	35,900	35,900
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.24% 5/6/11 (Liquidity Facility Bank of America NA), VRDN (b)	13,085	13,085
Guilford County Gen. Oblig. Series 2007 B, 0.26% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.), VRDN (b)	2,700	2,700
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	6,575	6,575
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	6,400	6,400
(High Point Univ. Rev.) Series 2006, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	9,930	9,930
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	2,800	2,800
Series EGL 07 0015, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	10,890	10,890
Series Putters 3331, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,250	1,250
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.28% 5/6/11, LOC Bank of America NA, VRDN (b)	7,700	7,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.27% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	$ 28,200	$ 28,200
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	600	600
(Friends Homes, Inc. Proj.) Series 2003, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	4,700	4,700
(Univ. Health Systems of Eastern Carolina) Series 2008 B, 0.27% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	1,620	1,620
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.25% 5/6/11, LOC Bank of America NA, VRDN (b)	20,275	20,275
Series 2003 B, 0.25% 5/6/11, LOC Bank of America NA, VRDN (b)	19,600	19,600
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	3,500	3,500
Person County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.24% 5/6/11, LOC Cr. Industriel et Commercial, VRDN (b)	11,000	11,000
Piedmont Triad Arpt. Auth. Series 2008 A, 0.23% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	9,655	9,655
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.27% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	4,155	4,155
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BBT 08 19, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	25,645	25,645
Series EGL 05 3014 Class A, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	22,700	22,700
Winston-Salem Ltd. Oblig. Series 2010 B, 0.26% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.), VRDN (b)	9,000	9,000
		303,350
Ohio - 1.2%
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.28% 5/6/11, LOC PNC Bank NA, VRDN (b)	14,385	14,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.24% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 3,215	$ 3,215
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.23% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,865	1,865
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2008 A, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	7,500	7,500
Series 2008 B, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
Lancaster Port Auth. Gas Rev. 0.26% 5/6/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	6,635	6,635
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.55% 5/6/11, VRDN (b)	4,400	4,400
Ohio Gen. Oblig. Participating VRDN Series BBT 3, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,720	5,720
Ohio Higher Edl. Facility Commission Rev.:
(Antioch Univ. Proj.) 0.26% 5/6/11, LOC PNC Bank NA, VRDN (b)	4,875	4,875
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.34% 5/6/11, LOC RBS Citizens NA, VRDN (b)	14,300	14,300
(Xavier Univ. Proj.) Series 2008 A, 0.24% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,700	3,700
Bonds (Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.35% tender 8/9/11, CP mode	3,000	3,000
Series 2008 B6, 0.32% tender 10/17/11, CP mode	10,000	10,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.27% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,345	6,345
		87,940
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.28% 5/6/11, LOC KBC Bank NV, VRDN (b)	15,515	15,515
Univ. Hospitals Trust Rev. Series 2005 A, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	12,250	12,250
		27,765
Oregon - 1.8%
Clackamas County Hosp. Facility Auth.:
(Legacy Health Sys. Proj.) Series 2008 C, 0.24% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,700	4,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Clackamas County Hosp. Facility Auth.: - continued
Bonds (Providence Health Sys. Proj.) 0.3% tender 6/3/11, CP mode	$ 8,000	$ 8,000
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.23% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	27,835	27,835
Port of Portland Arpt. Rev. Series 2009 A1, 0.25% 5/6/11, LOC Bank of America NA, VRDN (b)	25,955	25,955
Portland Hsg. Auth. Rev. (RAC Hsg. Proj.) Series 2009, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	23,155	23,155
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.24% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	27,000	27,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	12,380	12,380
		129,025
Pennsylvania - 5.3%
Allegheny County Series C-58 A, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	5,060	5,060
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.28% 5/6/11, LOC PNC Bank NA, VRDN (b)	8,360	8,360
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 0.28% 5/6/11, LOC PNC Bank NA, VRDN (b)	5,800	5,800
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.26% 5/6/11, LOC Royal Bank of Scotland PLC, VRDN (b)	9,900	9,900
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	6,200	6,200
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.38% 5/6/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	9,100	9,100
Chester County Indl. Dev. Auth. Student Hsg. Rev.:
(Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.26% 5/6/11, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	7,100	7,100
Series 2008 A, 0.24% 5/6/11, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	24,600	24,600
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G, 0.26% 5/6/11, VRDN (b)	1,000	1,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,020	2,020
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.28% 5/6/11, LOC PNC Bank NA, VRDN (b)	$ 8,915	$ 8,915
Lower Merion School District Series 2009 A, 0.24% 5/6/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,600	4,600
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.26% 5/6/11 (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (b)	17,850	17,850
Pennsylvania Gen. Oblig.:
Participating VRDN:
Series Putters 3352Z, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000	3,000
Series ROC II R 11505, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	4,100	4,100
TAN First Series 2010-2011, 2.5% 6/30/11	140,200	140,702
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A1, 0.31% 5/6/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	5,870	5,870
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.24% 5/6/11, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	18,055	18,055
(Keystone College Proj.) Series 2001 H5, 0.28% 5/6/11, LOC PNC Bank NA, VRDN (b)	3,350	3,350
(King's College Proj.) Series 2001 H6, 0.28% 5/6/11, LOC PNC Bank NA, VRDN (b)	3,925	3,925
(Marywood Univ. Proj.) Series 2005 A, 0.28% 5/6/11, LOC PNC Bank NA, VRDN (b)	5,005	5,005
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Bonds Series 2010-111, 0.45% 9/22/11	3,500	3,500
Pennsylvania State Univ. Bonds Series 2009 B, 0.4%, tender 6/1/11 (b)	18,200	18,200
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.24% 5/6/11, LOC PNC Bank NA, VRDN (b)	4,500	4,500
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Integrys Energy Group, Inc. Proj.) 0.28% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	13,800	13,800
Somerset County Gen. Oblig. Series 2009 A, 0.28% 5/6/11, LOC PNC Bank NA, VRDN (b)	3,470	3,470
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.27% 5/6/11, LOC PNC Bank NA, VRDN (b)	8,325	8,325
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds (Univ. Cap. Proj.) Series B, 0.29% tender 7/8/11, CP mode	13,300	13,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.: - continued Participating VRDN Series WF 09 38C, 0.29% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	$ 6,000	$ 6,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	10,300	10,300
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 0.26% 5/6/11, LOC PNC Bank NA, VRDN (b)	3,455	3,455
		379,362
Rhode Island - 0.7%
Narragansett Bay Commission Wastewtr. Sys. Rev.:
Participating VRDN Series Solar 07 16, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,365	12,365
Series 2008 A, 0.24% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,700	9,700
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.25% 5/6/11, LOC TD Banknorth, NA, VRDN (b)	11,125	11,125
(Rhode Island School of Design Proj.) Series 2008 A, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	13,205	13,205
(Roger Williams Univ. Proj.) Series 2008 B, 0.28% 5/6/11, LOC Bank of America NA, VRDN (b)	5,000	5,000
		51,395
South Carolina - 2.1%
Charleston Wtrwks. & Swr. Rev. Series A, 0.24% 5/6/11 (Liquidity Facility Bank of America NA), VRDN (b)	19,405	19,405
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.27% 5/6/11 (Liquidity Facility Barclays Bank PLC) (b)(f)	1,875	1,875
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.3% 5/6/11 (Liquidity Facility Deutsche Postbank AG) (b)(f)	5,565	5,565
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.35% 5/2/11, VRDN (b)	3,900	3,900
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2011 C, 0.24% 5/6/11, LOC TD Banknorth, NA, VRDN (b)	6,000	6,000
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Converse College Proj.) Series 2009, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.25% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	4,115	4,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.):
Series 2008 A, 0.27% 5/2/11, LOC Bank of America NA, VRDN (b)	$ 26,000	$ 26,000
Series 2008 B, 0.27% 5/2/11, LOC Bank of America NA, VRDN (b)	16,200	16,200
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.25% 5/6/11, LOC Citibank NA, VRDN (b)	4,125	4,125
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN Series ROC II R 11426, 0.27% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	10,600	10,600
Series 2010 A:
0.28% 6/15/11, CP	2,349	2,349
0.3% 5/16/11, CP	7,033	7,033
0.3% 6/15/11, CP	8,600	8,600
Series 2010 B, 0.28% 6/16/11, CP	1,157	1,157
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	10,905	10,905
Series 2003 B2, 0.27% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	17,000	17,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.):
0.75% tender 5/2/11, CP mode	750	750
0.75% tender 5/2/11, CP mode	5,800	5,800
		152,379
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. (Homeownership Mtg. Proj.) Series 2009 A, 0.23% 5/6/11 (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (b)	14,600	14,600
Tennessee - 1.4%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.31% 5/6/11, LOC Bank of America NA, VRDN (b)	8,095	8,095
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.35% 5/6/11, LOC Bank of America NA, VRDN (b)	3,000	3,000
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	4,185	4,185
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.28% 5/6/11, LOC Bank of America NA, VRDN (b)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.24% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 8,500	$ 8,500
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	14,400	14,400
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.31% 5/6/11, LOC Bank of America NA, VRDN (b)	4,800	4,800
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	20,000	20,000
Shelby County Gen. Oblig. Series 2004 B, 0.26% 5/6/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	24,585	24,585
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.28% 5/6/11, LOC Bank of America NA, VRDN (b)	7,275	7,275
		103,840
Texas - 8.7%
Austin Elec. Util. Sys. Rev. Series A, 0.3% 5/3/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	18,000	18,000
Brownsville Util. Sys. Rev. Series A, 0.27% 6/16/11, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.26% 5/6/11 (Liquidity Facility Deutsche Bank AG) (b)(f)	5,200	5,200
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	2,840	2,840
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.26% 5/6/11 (Liquidity Facility Deutsche Bank AG) (b)(f)	3,800	3,800
Dallas North Texas Tollway Auth. Series 2010 A1, 0.28% 6/1/11, LOC Bank of America NA, CP	13,600	13,600
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	11,400	11,400
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.29% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.33% 5/6/11 (Liquidity Facility Bank of America NA) (b)(f)	8,635	8,635
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Galena Park Independent School District Participating VRDN Series SG 154, 0.26% 5/6/11 (Liquidity Facility Societe Generale) (b)(f)	$ 11,065	$ 11,065
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 D1, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	5,500	5,500
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.25% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	16,000	16,000
Harris County Gen. Oblig. Participating VRDN Series RBC E 18, 0.27% 5/6/11 (Liquidity Facility Royal Bank of Canada) (b)(f)	11,000	11,000
Harris County Metropolitan Trans. Auth. Series A1:
0.28% 6/7/11 (Liquidity Facility JPMorgan Chase Bank), CP	22,500	22,500
0.3% 5/4/11 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
0.3% 6/23/11 (Liquidity Facility JPMorgan Chase Bank), CP	8,250	8,250
Houston Gen. Oblig. Participating VRDN Series ROC II R 11289, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	2,900	2,900
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series MS 06 2042, 0.25% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	18,870	18,870
Houston Util. Sys. Rev.:
Participating VRDN Series ROC II R 12267, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	7,955	7,955
Series B2, 0.31% 6/7/11, LOC Wells Fargo Bank NA, CP	10,000	10,000
Series B4:
0.3% 5/18/11, LOC Barclays Bank PLC, CP	5,000	5,000
0.32% 6/7/11, LOC Barclays Bank PLC, CP	4,000	4,000
Irving Independent School District Participating VRDN Series PT 3954, 0.26% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	17,840	17,840
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.26% 5/6/11 (Liquidity Facility Deutsche Bank AG) (b)(f)	3,200	3,200
Lower Colorado River Auth. Rev. Series B, 0.28% 5/18/11, LOC Bank of America NA, CP	10,000	10,000
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	7,270	7,270
North Texas Tollway Auth. Rev. Participating VRDN Series ROC II R 11947, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	7,200	7,200
Northwest Texas Independent School District Participating VRDN Series Solar 06 47, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	14,255	14,255
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.25% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	$ 5,830	$ 5,830
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.25% 5/6/11 (Liquidity Facility Societe Generale) (b)(f)	4,750	4,750
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 0.25% 5/6/11, VRDN (b)	1,500	1,500
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series BBT 08 26, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,325	5,325
Series DB 602, 0.26% 5/6/11 (Liquidity Facility Deutsche Bank AG) (b)(f)	8,300	8,300
Series SG 104, 0.26% 5/6/11 (Liquidity Facility Societe Generale) (b)(f)	5,490	5,490
Series SG 105, 0.26% 5/6/11 (Liquidity Facility Societe Generale) (b)(f)	29,400	29,400
Series 2003, 0.27% 5/6/11 (Liquidity Facility Bank of America NA), VRDN (b)	38,325	38,325
Series A:
0.29% 6/9/11, CP	7,500	7,500
0.29% 6/9/11, CP	10,000	10,000
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	3,000	3,000
Series 2001 A:
0.27% 5/13/11, CP	1,540	1,540
0.29% 6/10/11, CP	5,287	5,287
0.31% 5/12/11, CP	30,000	30,000
0.33% 6/16/11, CP	5,000	5,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.):
Series 2008 C2, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	6,000	6,000
Series 2008 C3, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	38,500	38,500
Texas Gen. Oblig. Participating VRDN Series ROC II R 11184, 0.25% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	6,210	6,210
Texas Pub. Fin. Auth.:
Series 2002 A, 0.3% 8/8/11, CP	10,500	10,500
Series 2002 B, 0.27% 8/1/11, CP	12,000	12,000
Texas Pub. Fin. Auth. Rev.:
Bonds Series 2010 A, 2% 7/1/11	16,400	16,447
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Rev.: - continued
Series 2003, 0.29% 8/18/11, CP	$ 19,355	$ 19,355
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,635	10,635
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.33% 5/6/11 (Liquidity Facility Bank of America NA) (b)(f)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN:
Series Putters 1646, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,350	5,350
Series Putters 584, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	18,745	18,745
Series 2002 A, 0.31% 8/8/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,905	2,905
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,000	6,000
Upper Trinity Reg'l. Wtr. District Series A, 0.3% 6/13/11, LOC Bank of America NA, CP	22,350	22,350
Victoria Independent School District Bonds Series WF 08 26C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	12,345	12,345
		629,044
Utah - 1.5%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.24% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	1,800	1,800
Davis County School District Bonds TAN 2% 6/30/11	15,000	15,039
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.29% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	7,940	7,940
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2008 A, 5.25% 7/1/11	2,000	2,016
Series 1997 B1, 0.3% 6/17/11 (Liquidity Facility Bank of Nova Scotia), CP	9,830	9,830
Series 1997 B2, 0.32% 6/9/11 (Liquidity Facility Bank of Nova Scotia), CP	5,160	5,160
Series 1997 B3:
0.27% 6/16/11 (Liquidity Facility JPMorgan Chase Bank), CP	26,600	26,600
0.3% 6/17/11 (Liquidity Facility JPMorgan Chase Bank), CP	6,600	6,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.: - continued
Series 1997 B3:
0.3% 6/17/11 (Liquidity Facility JPMorgan Chase Bank), CP	$ 7,500	$ 7,500
Series 1998 B4, 0.3% 6/16/11 (Liquidity Facility JPMorgan Chase Bank), CP	2,940	2,940
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	8,300	8,300
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series BBT 08 27, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,710	5,710
Utah Wtr. Fin. Agcy. Rev. Series B3, 0.3% 5/6/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	10,400	10,400
		109,835
Virginia - 1.4%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 A, 0.27% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	3,600	3,600
Albemarle County Indl. Dev. Auth. 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	6,160	6,160
Fairfax County Econ. Dev. Auth. Rev. (Smithsonian Institution Proj.) Series A, 0.27% 5/6/11 (Liquidity Facility Bank of America NA), VRDN (b)	1,050	1,050
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	4,520	4,520
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	4,250	4,250
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.25% 5/6/11, LOC Citibank NA, VRDN (b)	18,900	18,900
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.) Series 2010 C, 0.38%, tender 11/25/11 (b)	17,345	17,345
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	2,200	2,200
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	7,525	7,525
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2010 B, 2% 9/1/11	3,655	3,675
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Putters 3313 Z, 0.31% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 6,315	$ 6,315
Virginia Pub. School Auth. Bonds (1997 Resolution Proj.) Series 1997 A, 5% 8/1/11	2,500	2,529
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	3,930	3,930
Series MS 06 1860, 0.25% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,360	2,360
Series Putters 3036, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,365	3,365
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.26% 5/6/11, LOC Bank of America NA, VRDN (b)	6,000	6,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev.:
Bonds (Sentara Healthcare Proj.) Series 2010, 3% 11/1/11	2,000	2,025
Participating VRDN:
Series BC 10 17W, 0.27% 5/6/11 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,000	5,000
Series Putters 3791Z, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,350	3,350
		104,099
Washington - 3.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series WF 11 38, 0.29% 5/6/11 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(f)	9,950	9,950
King County Gen. Oblig. Participating VRDN Series DB 598, 0.26% 5/6/11 (Liquidity Facility Deutsche Bank AG) (b)(f)	3,505	3,505
NJB Properties Lease Rev. Participating VRDN Series Solar 07 106, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	3,360	3,360
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 0.27% 5/6/11 (Liquidity Facility Societe Generale) (b)(f)	4,000	4,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN:
Series MS 06 2170, 0.25% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,530	2,530
Series ROC II R 11144, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	2,970	2,970
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Vancouver Hsg. Auth. Rev. Series 2008, 0.28% 5/6/11, LOC Freddie Mac, VRDN (b)	$ 9,100	$ 9,100
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	6,445	6,445
Washington Gen. Oblig.:
Participating VRDN:
Series BA 08 1121, 0.33% 5/6/11 (Liquidity Facility Bank of America NA) (b)(f)	6,665	6,665
Series Putters 3054, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000	1,000
Series Putters 3856, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,500	8,500
Series Putters 3872, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Series ROC II R 759 PB, 0.29% 5/6/11 (Liquidity Facility Deutsche Postbank AG) (b)(f)	15,765	15,765
Series WF 11-16C, 0.29% 5/6/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	7,315	7,315
Series 1996 A, 0.25% 5/6/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	2,500	2,500
Washington Health Care Facilities Auth. (Swedish Health Svcs. Proj.) Series 2011 C, 0.25% 5/6/11, LOC Citibank NA, VRDN (b)	11,000	11,000
Washington Health Care Facilities Auth. Rev.:
(Children's Hosp. Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.3% 5/6/11, LOC Bank of America NA, VRDN (b)	28,365	28,365
Series 2008 B, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	2,150	2,150
(MultiCare Health Sys. Proj.) Series 2009 A, 0.24% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	9,000	9,000
(Southwest Washington Med. Ctr. Proj.) Series 2008 B, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	3,755	3,755
(Southwest Washington Med. Ctr.) Series 2008 A, 0.28% 5/6/11, LOC Union Bank of California, VRDN (b)	9,400	9,400
(Swedish Health Svcs. Proj.):
Series 2009 B, 0.24% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,000	2,000
Series 2009 C, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	5,000	5,000
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.24% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	17,100	17,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(New Haven Apts. Proj.) Series 2009, 0.24% 5/6/11, LOC Fannie Mae, VRDN (b)	$ 4,000	$ 4,000
(The Cambridge Apts. Proj.) Series 2009, 0.25% 5/6/11, LOC Fannie Mae, VRDN (b)	6,600	6,600
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.25% 5/6/11, LOC Fannie Mae, VRDN (b)	3,750	3,750
0.29% 5/6/11, LOC Bank of America NA, VRDN (b)	16,000	16,000
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.34% 5/6/11, LOC Bank of America NA, VRDN (b)	1,500	1,500
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	8,300	8,300
		220,525
West Virginia - 0.7%
West Virginia Gen. Oblig. Bonds Series 2005, 5% 6/1/11	3,000	3,012
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 D, 0.26% 5/6/11, LOC Bank of America NA, VRDN (b)	4,700	4,700
Series 2009 A, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	15,600	15,600
Series 2009 B, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	3,000	3,000
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.25% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	22,900	22,900
		49,212
Wisconsin - 1.1%
Wisconsin Gen. Oblig.:
Participating VRDN:
Series BBT 08 47, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,400	6,400
Series BC 11 13B, 0.27% 5/6/11 (Liquidity Facility Barclays Bank PLC) (b)(f)	4,600	4,600
Series Solar 07 4, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	24,255	24,255
Series 2005 A, 0.31% 8/15/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2006 A:
0.29% 8/18/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 2,724	$ 2,724
0.31% 8/15/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,250	3,250
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series MS 3259. 0.27% 5/6/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,000	5,000
Wisconsin Trans. Rev.:
Series 1997 A, 0.31% 8/17/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,600	14,600
Series 2006 A:
0.29% 8/18/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,000	2,000
0.34% 9/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,600	13,600
		78,929
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.24% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	6,250	6,250
	Shares (000s)
Other - 9.3%
Fidelity Tax-Free Cash Central Fund, 0.26% (c)(d)	677,007	677,007
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $7,173,559)		7,173,559
NET OTHER ASSETS (LIABILITIES) - 0.9%		65,567
NET ASSETS - 100%		$ 7,239,126
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,950,000 or 0.1% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $112,015,000 or 1.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.35%, tender 7/6/11	1/5/11	$ 15,000
New Jersey Gen. Oblig. Bonds Series Putters 3850, 0.3%, tender 5/12/11 (Liquidity Facility JPMorgan Chase & Co.)	12/6/10	$ 77,400
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.)	7/2/09	$ 7,270
Victoria Independent School District Bonds Series WF 08 26C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.)	12/14/09	$ 12,345
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 740
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,496,552)	$ 6,496,552
Fidelity Central Funds (cost $677,007)	677,007
Total Investments (cost $7,173,559)		$ 7,173,559
Cash		492
Receivable for investments sold		85,685
Receivable for fund shares sold		113,607
Interest receivable		8,397
Distributions receivable from Fidelity Central Funds		130
Prepaid expenses		6
Receivable from investment adviser for expense reductions		150
Other receivables		36
Total assets		7,382,062

Liabilities
Payable for investments purchased	$ 26,726
Payable for fund shares redeemed	111,913
Distributions payable	1
Accrued management fee	1,536
Other affiliated payables	2,686
Other payables and accrued expenses	74
Total liabilities		142,936

Net Assets		$ 7,239,126
Net Assets consist of:
Paid in capital		$ 7,238,963
Accumulated undistributed net realized gain (loss) on investments		163
Net Assets		$ 7,239,126

Daily Money Class: Net Asset Value, offering price and redemption price per share ($501,781 ÷ 501,277 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($357,489 ÷ 357,149 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($6,379,856 ÷ 6,376,351 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)

Investment Income
Interest		$ 9,616
Income from Fidelity Central Funds		740
Total income		10,356

Expenses
Management fee	$ 9,145
Transfer agent fees	7,317
Distribution and service plan fees	1,580
Accounting fees and expenses	305
Custodian fees and expenses	51
Independent trustees' compensation	13
Registration fees	357
Audit	25
Legal	14
Miscellaneous	20
Total expenses before reductions	18,827
Expense reductions	(8,833)	9,994
Net investment income (loss)		362
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		14
Net increase in net assets resulting from operations		$ 376

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 362	$ 713
Net realized gain (loss)	14	188
Net increase in net assets resulting from operations	376	901
Distributions to shareholders from net investment income	(362)	(713)
Share transactions - net increase (decrease)	353,921	(82,482)
Total increase (decrease) in net assets	353,935	(82,294)

Net Assets
Beginning of period	6,885,191	6,967,485
End of period	$ 7,239,126	$ 6,885,191

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	.001	.019	.030	.027
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	.001	.019	.030	.027
Distributions from net investment income	- G	- G	(.001)	(.019)	(.030)	(.027)
Distributions from net realized gain	-	-	-	- G	-	-
Total distributions	- G	- G	(.001)	(.019)	(.030)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-% E	.01%	.06%	1.87%	3.07%	2.72%
Ratios to Average Net Assets D, F
Expenses before reductions	.73% A	.72%	.76%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.28% A	.28%	.60%	.70%	.70%	.70%
Expenses net of all reductions	.28% A	.28%	.59%	.61%	.54%	.54%
Net investment income (loss)	.01% A	.01%	.05%	1.81%	3.03%	2.70%
Supplemental Data
Net assets, end of period (in millions)	$ 502	$ 508	$ 597	$ 922	$ 895	$ 617

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	.016	.028	.024
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	- G	.016	.028	.024
Distributions from net investment income	- G	- G	- G	(.016)	(.028)	(.024)
Distributions from net realized gain	-	-	-	- G	-	-
Total distributions	- G	- G	- G	(.016)	(.028)	(.024)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-% E	.01%	.02%	1.62%	2.81%	2.46%
Ratios to Average Net Assets D, F
Expenses before reductions	.98% A	.97%	1.01%	.98%	.98%	.98%
Expenses net of fee waivers, if any	.28% A	.28%	.63%	.95%	.95%	.95%
Expenses net of all reductions	.28% A	.28%	.63%	.86%	.82%	.79%
Net investment income (loss)	.01% A	.01%	.02%	1.56%	2.74%	2.45%
Supplemental Data
Net assets, end of period (in millions)	$ 357	$ 371	$ 452	$ 660	$ 508	$ 519

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	.002	.021	.033	.029
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	.002	.021	.033	.029
Distributions from net investment income	- G	- G	(.002)	(.021)	(.033)	(.029)
Distributions from net realized gain	-	-	-	- G	-	-
Total distributions	- G	- G	(.002)	(.021)	(.033)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-% E	.01%	.18%	2.13%	3.32%	2.97%
Ratios to Average Net Assets D, F
Expenses before reductions	.48% A	.47%	.51%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.28% A	.28%	.47%	.45%	.45%	.45%
Expenses net of all reductions	.28% A	.28%	.46%	.36%	.29%	.29%
Net investment income (loss)	.01% A	.01%	.18%	2.06%	3.28%	2.95%
Supplemental Data
Net assets, end of period (in millions)	$ 6,380	$ 6,006	$ 5,918	$ 6,784	$ 4,346	$ 2,661

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury offers three classes of shares, Daily Money Class, Capital Reserves Class and Advisor C Class. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Effective after the close of business on September 1, 2010, Treasury Advisor B Class shares were closed to new accounts and additional purchases by existing shareholders. Each class, along with Treasury Advisor B Class, has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Treasury Advisor B Class shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Prime, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

Tax-Exempt purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Treasury	$ 3,028,768	$ -	$ -	$ -
Prime	17,919,905	-	-	-
Tax-Exempt	7,173,559	-	-	-

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase agreements whereby a fund transfers securities to a counterparty who then agrees to transfer them back to the applicable fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. A fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. A fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding each applicable fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. At period end, there were no reverse repurchase agreements outstanding. Information related to reverse repurchase agreements for which each applicable fund was subject to interest is as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate
Prime	$ 25,713.06%

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.25% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Treasury	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Daily Money Class	-%	.25%	$ 2,581	$ -
Capital Reserves Class	.25%	.25%	2,632	-
Advisor B Class	.75%	.25%	211	-
Advisor C Class	.75%	.25%	495	-
			$ 5,919	$ -
Prime
Daily Money Class	-%	.25%	$ 11,241	$ -
Capital Reserves Class	.25%	.25%	23,045	-
			$ 34,286	$ -
Tax-Exempt
Daily Money Class	-%	.25%	$ 635	$ -
Capital Reserves Class	.25%	.25%	945	-
			$ 1,580	$ -

During the period, FMR or its affiliates waived a portion of these fees.

Sales Load. Fidelity Distributors Corporation (FDC) receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Treasury - Advisor B and 1% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Treasury
Daily Money Class	$ 2
Advisor B Class *	97
Advisor C Class *	16
Prime
Daily Money Class	12
Tax-Exempt
Daily Money Class	2

* When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for Tax-Exempt. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with Tax-Exempt's transfer agency and shareholder servicing functions. FIIOC receives asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, transfer agent fees for each class were as follows:

Total Fees
Treasury - Daily Money Class	$ 2,080
Treasury - Capital Reserves Class	1,054
Treasury - Advisor B Class	43
Treasury - Advisor C Class	101
$ 3,278
Prime - Daily Money Class	$ 9,024
Prime - Capital Reserves Class	9,220
$ 18,244
Tax-Exempt - Daily Money Class	$ 508
Tax-Exempt - Capital Reserves Class	378
Tax-Exempt - Fidelity Tax-Free Money Market Fund	6,431
$ 7,317

During the period, FMR or its affiliates waived a portion of these fees.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from Adviser
Prime
Daily Money Class	.70%	$ 2,337
Capital Reserves Class	.95%	2,464
Tax-Exempt
Daily Money Class	.70%	68
Capital Reserves Class	.95%	55
Fidelity Tax-Free Money Market Fund	.45%	808

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Treasury
Daily Money Class	$ 5,704
Capital Reserves Class	4,219
Advisor B Class	275
Advisor C Class	645
Prime
Daily Money Class	14,257
Capital Reserves Class	26,041
Tax-Exempt
Daily Money Class	1,070
Capital Reserves Class	1,264
Fidelity Tax-Free Money Market Fund	5,567

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Prime	$ 2
Tax-Exempt	1

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Treasury - Daily Money Class	$ 102	$ 233
Treasury - Capital Reserves Class	52	130
Treasury - Advisor B Class	2	6
Treasury - Advisor C Class	5	12
Total	$ 161	$ 381
Prime - Daily Money Class	$ 439	$ 1,117
Prime - Capital Reserves Class	456	1,098
Total	$ 895	$ 2,215
Tax-Exempt - Daily Money Class	$ 25	$ 56
Tax-Exempt - Capital Reserves Class	19	41
Tax-Exempt - Fidelity Tax-Free Money Market Fund	318	616
Total	$ 362	$ 713
From net realized gain
Treasury - Daily Money Class	$ -	$ 76
Treasury - Capital Reserves Class	-	47
Treasury - Advisor B Class	-	2
Treasury - Advisor C Class	-	4
Total	$ -	$ 129
Prime - Daily Money Class	$ -	$ 569
Prime - Capital Reserves Class	-	679
Total	$ -	$ 1,248

Semiannual Report

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
Treasury - Daily Money Class Shares sold	3,738,340	7,446,356
Reinvestment of distributions	97	295
Shares redeemed	(3,897,322)	(8,037,922)
Net increase (decrease)	(158,885)	(591,271)
Treasury - Capital Reserves Class Shares sold	1,467,600	2,963,646
Reinvestment of distributions	48	166
Shares redeemed	(1,543,480)	(3,508,365)
Net increase (decrease)	(75,832)	(544,553)
Treasury - Advisor B Class Shares sold	8,381	23,644
Reinvestment of distributions	2	7
Shares redeemed	(17,879)	(46,351)
Net increase (decrease)	(9,496)	(22,700)
Treasury - Advisor C Class Shares sold	54,095	85,906
Reinvestment of distributions	5	15
Shares redeemed	(62,701)	(118,326)
Net increase (decrease)	(8,601)	(32,405)
Prime - Daily Money Class Shares sold	18,043,886	31,125,826
Reinvestment of distributions	431	1,639
Shares redeemed	(18,029,168)	(32,172,418)
Net increase (decrease)	15,149	(1,044,953)
Prime - Capital Reserves Class Shares sold	19,014,494	34,133,287
Reinvestment of distributions	445	1,741
Shares redeemed	(19,198,942)	(36,714,759)
Net increase (decrease)	(184,003)	(2,579,731)
Tax-Exempt - Daily Money Class Shares sold	921,036	1,728,937
Reinvestment of distributions	24	55
Shares redeemed	(927,127)	(1,818,148)
Net increase (decrease)	(6,067)	(89,156)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Share Transactions - continued

	Six months ended April 30, 2011	Year ended October 31, 2010
Tax-Exempt - Capital Reserves Class Shares sold	1,043,528	1,824,962
Reinvestment of distributions	18	40
Shares redeemed	(1,057,507)	(1,905,882)
Net increase (decrease)	(13,961)	(80,880)
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	13,203,882	22,285,195
Reinvestment of distributions	315	609
Shares redeemed	(12,830,248)	(22,198,249)
Net increase (decrease)	373,949	87,555

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York Mellon

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

DMFI-SANN-0611
1.703547.113

Fidelity®

Tax-Free Money Market

Fund

A Class of Fidelity
Cash Management Funds:
Tax-Exempt Fund

Semiannual Report

April 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments with their values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Daily Money Class	.28%
Actual		$ 1,000.00	$ 1,000.00	$ 1.39 **
HypotheticalA		$ 1,000.00	$ 1,023.41	$ 1.40 **
Capital Reserves Class	.28%
Actual		$ 1,000.00	$ 1,000.00	$ 1.39 **
HypotheticalA		$ 1,000.00	$ 1,023.41	$ 1.40 **
Fidelity Tax-Free Money Market Fund	.28%
Actual		$ 1,000.00	$ 1,000.00	$ 1.39 **
HypotheticalA		$ 1,000.00	$ 1,023.41	$ 1.40 **

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Daily Money Class	.70%
Actual		$ 3.47
HypotheticalA		$ 3.51
Capital Reserves Class	.95%
Actual		$ 4.70
HypotheticalA		$ 4.76
Fidelity Tax-Free Money Market Fund	.45%
Actual		$ 2.23
HypotheticalA		$ 2.26

A 5% return per year before expenses

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 4/30/11	% of fund's investments 10/31/10	% of fund's investments 4/30/10
0 - 30	85.0	83.0	86.9
31 - 90	10.3	7.9	9.4
91 - 180	3.6	3.1	2.8
181 - 397	1.1	6.0	0.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	4/30/11	10/31/10	4/30/10
Tax-Exempt Fund	19 Days	29 Days	17 Days
All Tax-Free Money Market Funds Average*	26 Days	33 Days	24 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	4/30/11	10/31/10	4/30/10
Tax-Exempt Fund	19 Days	29 Days	n/a **

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
Variable Rate Demand Notes (VRDNs) 70.8%	Variable Rate Demand Notes (VRDNs) 73.6%
Commercial Paper (including CP Mode) 9.5%	Commercial Paper (including CP Mode) 10.1%
Tender Bonds 2.3%	Tender Bonds 0.8%
Municipal Notes 5.4%	Municipal Notes 8.5%
Fidelity Tax-Free Cash Central Fund 9.3%	Fidelity Tax-Free Cash Central Fund 5.7%
Other Investments 1.8%	Other Investments 1.3%
Net Other Assets 0.9%	Net Other Assets† 0.0%

† Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

** Information not available

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	$ 5,450	$ 5,450
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.3% 5/6/11, LOC Bank of America NA, VRDN (b)	14,600	14,600
Mobile Downtown Redev. Auth. (Austal USA, LLC Proj.) Series 2009, 0.23% 5/6/11, LOC Westpac Banking Corp., VRDN (b)	29,000	29,000
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.26% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,100	5,100
		54,150
Alaska - 1.6%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.28% 5/6/11, LOC Union Bank of California, VRDN (b)	32,725	32,725
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	24,705	24,705
Denver City & County Wtr. Participating VRDN Series Solar 06 33, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,135	12,135
North Slope Borough Gen. Oblig. Bonds Series 2010 A, 2% 6/30/11	9,800	9,827
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.28% 5/6/11, VRDN (b)	19,000	19,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.28% 5/6/11 (ConocoPhillips Guaranteed), VRDN (b)	20,000	20,000
		118,392
Arizona - 2.5%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.26% 5/6/11, LOC Bank of America NA, VRDN (b)	34,700	34,700
Series 2008 F, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	4,225	4,225
(Catholic Healthcare West Proj.) Series 2009 F, 0.25% 5/6/11, LOC Citibank NA, VRDN (b)	13,900	13,900
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.28% 5/6/11, LOC Bank of America NA, VRDN (b)	6,400	6,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Series 2009, 0.35% 6/3/11, LOC Bank of America NA, CP	$ 20,000	$ 20,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2005, 5% 7/1/11	1,400	1,411
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.27% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	8,100	8,100
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.26% 5/6/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,200	4,200
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds 5.125% 1/1/12 (Pre-Refunded to 1/1/12 @ 101) (e)	4,405	4,588
Participating VRDN:
Series BA 08 3511, 0.33% 5/6/11 (Liquidity Facility Bank of America NA) (b)(f)	3,750	3,750
Series BC 10 21W, 0.27% 5/6/11 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,000	5,000
Series EGL 06 0141, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	16,500	16,500
Series EGL 06 14 Class A, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	11,200	11,200
Series EGL 07 0012, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	13,850	13,850
Series Putters 3242, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,200	4,200
Series ROC II R 10362, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	9,900	9,900
Series WF 09 40C, 0.29% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	3,345	3,345
Series C, 0.28% 8/17/11, CP	2,100	2,100
Tempe Transit Excise Tax Rev. Series 2006, 0.27% 5/6/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	5,760	5,760
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	8,000	8,000
		181,129
Arkansas - 0.1%
Eclipse Fdg. Trust Cus Rpt Various States Participating VRDN Series Solar 06 26, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	4,900	4,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - 2.9%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Schools of the Sacred Heart - San Francisco Proj.) Series 2008 B, 0.28% 5/6/11, LOC Bank of America NA, VRDN (b)	$ 2,100	$ 2,100
(Sharp HealthCare Proj.):
Series 2009 A, 0.24% 5/6/11, LOC Bank of America NA, VRDN (b)	2,645	2,645
Series 2009 D, 0.24% 5/6/11, LOC Citibank NA, VRDN (b)	18,280	18,280
(Valley Christian Schools Proj.) Series 2003, 0.25% 5/6/11, LOC Bank of America NA, VRDN (b)	3,400	3,400
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 M, 1% 5/1/11	10,275	10,275
California Health Facilities Fing. Auth. Rev. (Scripps Health Proj.) Series 2008 C, 0.26% 5/6/11, LOC Union Bank of California, VRDN (b)	7,100	7,100
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.25% 5/6/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	11,300	11,300
California Statewide Cmntys. Dev. Auth. Rev. (Los Angeles County Museum of Art Proj.) Series 2008 C, 0.33% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	10,265	10,265
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 0.25% 5/6/11, LOC Societe Generale, VRDN (b)	3,100	3,100
Los Angeles Unified School District TRAN Series A, 2% 6/30/11	16,700	16,736
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	17,300	17,460
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.26% 5/6/11, LOC Union Bank of California, VRDN (b)	40,095	40,095
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,850	6,850
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 36B, 0.26% 5/6/11, LOC Union Bank of California, VRDN (b)	4,000	4,000
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.28% 5/6/11, LOC Freddie Mac, VRDN (b)	8,400	8,400
Santa Clara County Multi-family Rev. (Garden Grove Apts. Proj.) 0.24% 5/6/11, LOC Fannie Mae, VRDN (b)	2,200	2,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.26% 5/6/11, LOC KBC Bank NV, VRDN (b)	$ 23,800	$ 23,800
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, 0.26% 5/6/11, LOC Union Bank of California, VRDN (b)	19,300	19,300
		207,306
Colorado - 4.0%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.25% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	11,000	11,000
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,095	15,095
Colorado Ed. Ln. Prog. TRAN Series 2010 D, 2% 6/30/11	55,800	55,953
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	7,840	7,840
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	38,145	38,145
(Catholic Health Initiatives Proj.):
Series 2004 B, 0.28% 5/6/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	2,200	2,200
Series 2004 B2, 0.29% 5/6/11 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	16,300	16,300
Participating VRDN:
Series BA 08 1090, 0.33% 5/6/11 (Liquidity Facility Bank of America NA) (b)(f)	9,400	9,400
Series Putters 2999, 0.31% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,250	6,250
Colorado Hsg. & Fin. Auth. Series 2002 B3, 0.23% 5/6/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	3,800	3,800
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	17,575	17,575
Series EGL 07 0040, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	9,800	9,800
Colorado Springs Utils. Rev. Series 2000 A, 0.26% 5/6/11, VRDN (b)	73,650	73,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.26% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 6,700	$ 6,700
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.25% 5/6/11, LOC BNP Paribas SA, VRDN (b)	6,190	6,190
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.24% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	9,400	9,400
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.29% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
		290,298
Connecticut - 1.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) 0.8% tender 5/2/11, CP mode	6,235	6,235
Connecticut Gen. Oblig. BAN:
Series 2009 B, 4% 6/1/11	8,000	8,024
Series 2010 A, 2% 5/19/11	20,500	20,516
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp., Ct. Proj.) Series J, 0.25% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	1,780	1,780
(Hartford Hosp. Proj.) Series B, 0.28% 5/6/11, LOC Bank of America NA, VRDN (b)	2,500	2,500
Participating VRDN:
Series EGL 7 05 3031, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	22,900	22,900
Series Putters 3363, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,800	4,800
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.) Series 2008, 0.24% 5/6/11, LOC HSBC Bank USA, NA, VRDN (b)	4,400	4,400
(Hsg. Mtg. Fin. Prog.) Series 2005 D4, 0.26% 5/6/11 (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)	10,000	10,000
		81,155
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.57% 5/6/11, VRDN (b)	3,500	3,500
Series 1999 A, 0.55% 5/6/11, VRDN (b)	2,800	2,800
		6,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 1.2%
District of Columbia Gen. Oblig. Series 2008 C, 0.24% 5/6/11, LOC TD Banknorth, NA, VRDN (b)	$ 7,900	$ 7,900
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.26% 5/6/11, LOC Freddie Mac, VRDN (b)	3,650	3,650
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	12,145	12,145
(George Washington Univ. Proj.) Series 1999 B, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	19,115	19,115
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	14,900	14,900
Series 1998 A Tranche III, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	3,675	3,675
(The AARP Foundation Proj.) Series 2004, 0.26% 5/6/11, LOC Bank of America NA, VRDN (b)	1,450	1,450
(The Phillips Collection Issue Proj.) Series 2003, 0.4% 5/6/11, LOC Bank of America NA, VRDN (b)	5,010	5,010
(Washington Drama Society, Inc. Proj.) Series 2008, 0.25% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	6,025	6,025
Bonds (Nat'l. Academy of Sciences Proj.) 0.28% tender 5/23/11, LOC Bank of America NA, CP mode	11,200	11,200
		85,070
Florida - 8.4%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A, 0.3% tender 6/3/11, LOC Bank of America NA, CP mode	6,500	6,500
Series 2008 B, 0.29% tender 5/17/11, LOC Bank of America NA, CP mode	7,300	7,300
Brevard County School Board RAN 1.5% 4/20/12	18,000	18,188
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.27% 5/6/11, LOC Freddie Mac, VRDN (b)	5,940	5,940
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	2,645	2,645
Florida Board of Ed. Bonds Series 2002 G, 5.25% 6/1/11	5,600	5,624
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BBT 08 16, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	10,770	10,770
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN: - continued
Series EGL 07 0049, 0.25% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	$ 29,585	$ 29,585
Series ROC II R 11303, 0.25% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	5,350	5,350
Florida Dept. of Envir. Protection Rev. Bonds Series 2010 D, 4% 7/1/11	15,900	15,991
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Bonds Series 2009 B, 5% 8/1/11	1,000	1,011
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.29% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.27% 5/6/11, LOC Fannie Mae, VRDN (b)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.27% 5/6/11, LOC Fannie Mae, VRDN (b)	5,850	5,850
Florida Local Govt. Fin. Commission Auth. Rev. Series A, 0.34% 8/4/11, LOC Wells Fargo Bank NA, CP	721	721
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	9,395	9,395
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2008 A, 3% 1/15/12	2,000	2,036
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,645	12,645
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.29% 5/6/11, LOC Bank of America NA, VRDN (b)	7,200	7,200
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds Series F, 0.32% tender 6/16/11 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	41,500	41,500
Series C1, 0.33% 7/20/11 (Liquidity Facility JPMorgan Chase Bank), CP	17,500	17,500
Series Three 2008 B4, 0.29% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	26,710	26,710
Jacksonville Gen. Oblig. Series A, 0.3% 5/10/11, LOC Landesbank Baden-Wuert, CP	3,880	3,880
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2007 B, 0.28% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	5,100	5,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.): - continued
Series 2007 E, 0.28% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	$ 6,400	$ 6,400
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.27% 5/6/11, LOC Fannie Mae, VRDN (b)	3,300	3,300
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.32% tender 5/6/11, CP mode	6,200	6,200
Series 1994, 0.32% tender 5/6/11, CP mode	9,560	9,560
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.25% 5/6/11, LOC Northern Trust Co., VRDN (b)	3,910	3,910
Manatee County School District TAN Series 2010, 1.25% 5/1/11	10,200	10,200
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	30,000	30,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.29% 5/6/11, LOC Bank of America NA, VRDN (b)	5,900	5,900
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.25% 5/6/11, LOC Bank of America NA, VRDN (b)	6,825	6,825
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2010 D, 2.5% 5/1/11	14,800	14,800
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.29% 5/6/11, LOC Northern Trust Co., VRDN (b)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 0.26% 5/6/11, LOC TD Banknorth, NA, VRDN (b)	41,845	41,845
(Planned Parenthood Proj.) Series 2002, 0.29% 5/6/11, LOC Northern Trust Co., VRDN (b)	2,700	2,700
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.28% 5/6/11, LOC Northern Trust Co., VRDN (b)	13,190	13,190
Panama City Gen. Oblig. Participating VRDN Series Solar 2006 129, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	8,960	8,960
Pasco County School Board Ctfs. of Prtn.:
Series 2008 A, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	25,280	25,280
Series 2008 C, 0.29% 5/6/11, LOC Bank of America NA, VRDN (b)	14,000	14,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A2, 0.25% 5/6/11, LOC Northern Trust Co., VRDN (b)	$ 5,750	$ 5,750
Series 2009 A3, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	13,875	13,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	5,150	5,150
Pinellas County School District TAN Series 2010, 1.5% 6/30/11	19,000	19,035
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
Series 2005 A1, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	12,100	12,100
Series 2005 A2, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	6,200	6,200
Series 2005 B1, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	14,695	14,695
Series 2005 B2, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	8,930	8,930
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.33% 5/6/11 (Liquidity Facility Bank of America NA) (b)(f)	14,525	14,525
Series Putters 2473, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,035	1,035
Series Putters 3290, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Series ROC II R 11060, 0.27% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	7,200	7,200
Sunshine State Govt. Fing. Commission Rev.:
Bonds Series 2011 A, 2% 9/1/11	14,440	14,514
Series 2011 C, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	14,250	14,250
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 2007-36, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	14,800	14,800
		610,780
Georgia - 2.9%
Atlanta Arpt. Rev. Series 2010 B1, 0.35% 5/25/11, LOC Wells Fargo Bank NA, CP	17,500	17,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	$ 10,400	$ 10,400
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.27% 5/2/11, VRDN (b)	3,500	3,500
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	16,600	16,600
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.28% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	6,800	6,800
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	9,000	9,000
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	7,500	7,500
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	5,400	5,400
(Pace Academy, Inc. Proj.) Series 2008, 0.29% 5/6/11, LOC Bank of America NA, VRDN (b)	16,400	16,400
Participating VRDN Series Solar 07 72, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	11,560	11,560
Georgia Gen. Oblig. Participating VRDN:
Series Clipper 07 53, 0.26% 5/6/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	9,995	9,995
Series PZ 271, 0.29% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	6,879	6,879
Georgia Road & Thruway Auth. Rev. Bonds Series 2009 A, 4% 6/1/11	5,925	5,943
Gwinnet County Hosp. Auth. Rev. (Gwinnett Hosp. Sys., Inc. Proj.) Series 2009 A, 0.27% 5/6/11, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	17,150	17,150
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.25% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	4,285	4,285
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.28% 5/2/11, VRDN (b)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.26% 5/6/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	19,150	19,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series Putters 3755, 0.31% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 2,500	$ 2,500
Series Solar 08 0001, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,255	10,255
Private Colleges & Univs. Auth. Rev. Participating VRDN Series WF 11 32C, 0.29% 5/6/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	5,800	5,800
Pub. Gas Partners, Inc. Rev. Bonds (Gas Supply Pool No. 1 Proj.) Series A, 5% 10/1/11	3,000	3,050
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	5,150	5,150
Series 2009 B, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	4,000	4,000
		209,317
Hawaii - 0.4%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.26% 5/6/11, LOC Bank of America NA, VRDN (b)	11,485	11,485
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.24% 5/6/11, LOC Freddie Mac, VRDN (b)	15,600	15,600
		27,085
Idaho - 0.4%
Idaho Gen. Oblig. TAN 2% 6/30/11	10,100	10,126
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	17,000	17,000
		27,126
Illinois - 5.9%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.27% 5/6/11, LOC Northern Trust Co., VRDN (b)	17,500	17,500
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	13,200	13,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 08 60, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	4,385	4,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN: - continued
Series Clipper 07 12, 0.29% 5/6/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	$ 10,350	$ 10,350
Series Solar 06 75, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	7,400	7,400
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.3% 5/6/11, LOC Landesbank Baden-Wuert, VRDN (b)	8,145	8,145
Chicago Park District Gen. Oblig. Participating VRDN Series Putters 3842, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.28% 5/6/11, LOC California Pub. Employees Retirement Sys., VRDN (b)	19,725	19,725
Series 2004 A2, 0.28% 5/6/11, LOC California Pub. Employees Retirement Sys., VRDN (b)	34,265	34,265
Series 2004 A3, 0.24% 5/6/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	8,335	8,335
DuPage County Rev. (Morton Arboretum Proj.) 0.35% 5/6/11, LOC Bank of America NA, VRDN (b)	6,200	6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.28% 5/6/11, LOC Harris NA, VRDN (b)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
(Elmhurst College Proj.) Series 2003, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	2,475	2,475
Participating VRDN Series ROC II R 12278, 0.25% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	5,200	5,200
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	35,400	35,400
(Chicago Historical Society Proj.) Series 2006, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	30,175	30,175
(Edward Hosp. Oblig. Group) Series 2009 A, 0.28% 5/6/11, LOC Bank of America NA, VRDN (b)	3,500	3,500
(Edward Hosp. Obligated Group Proj.) Series 2008 C, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	11,700	11,700
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	4,800	4,800
(Museum of Science & Industry Proj.) Series 2009 C, 0.26% 5/6/11, LOC Harris NA, VRDN (b)	5,500	5,500
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.25% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	22,375	22,375
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2008 C, 0.25% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	$ 7,325	$ 7,325
(OSF Healthcare Sys. Proj.):
Series 2009 C, 0.29% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	21,000	21,000
Series 2009 D, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	10,000	10,000
(Provena Health Proj.) Series D, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	8,000	8,000
(Rockford Mem. Hosp. Proj.) 0.28% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	20,200	20,200
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.24% 5/6/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	6,435	6,435
(Trinity Int'l. Univ. Proj.) Series 2009, 0.28% 5/6/11, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	10,000	10,000
Participating VRDN:
Series BA 08 1205, 0.33% 5/6/11 (Liquidity Facility Bank of America NA) (b)(f)	4,165	4,165
Series EGL 06 118, Class A, 0.25% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	9,450	9,450
Series Putters 3288Z, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000	3,000
Series Putters 3764, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Illinois Gen. Oblig. Participating VRDN Series Solar 06 5, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	18,060	18,060
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A 1B, 0.23% 5/6/11, LOC PNC Bank NA, VRDN (b)	17,000	17,000
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.3% 5/6/11, LOC Bank of America NA, VRDN (b)	12,500	12,500
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 0.38% 5/6/11, LOC Bank of America NA, VRDN (b)	4,875	4,875
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	4,000	4,000
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	9,500	9,500
		427,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - 2.3%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 18,015	$ 18,015
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	11,515	11,515
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.24% 5/6/11, LOC Royal Bank of Scotland PLC, VRDN (b)	12,000	12,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	4,000	4,000
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series 2004 B, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	2,145	2,145
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 D, 0.29% 5/6/11, LOC Bank of America NA, VRDN (b)	11,500	11,500
Indiana Fin. Auth. Rev.:
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.25% 5/6/11, LOC PNC Bank NA, VRDN (b)	21,125	21,125
(DePauw Univ. Proj.) Series 2008 A, 0.25% 5/6/11, LOC Northern Trust Co., VRDN (b)	1,085	1,085
Participating VRDN Series BBT 08 12, 0.26% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	11,760	11,760
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Clarion Health Obligated Group Proj.) Series 2005 C, 0.25% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	28,625	28,625
Participating VRDN Series Solar 07 63, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,400	15,400
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.) Series A2, 3.75%, tender 2/1/12 (b)	12,500	12,811
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series 2008 H, 0.27% 5/6/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	8,000	8,000
Series 2008 I, 0.25% 5/6/11, LOC Bank of Nova Scotia, VRDN (b)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	$ 1,900	$ 1,900
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.27% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,200	4,200
		168,581
Iowa - 0.9%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	6,400	6,400
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.37% 5/6/11, VRDN (b)	18,100	18,100
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.23% 5/6/11, VRDN (b)	40,400	40,400
		64,900
Kansas - 0.1%
Wichita Gen. Oblig. BAN Series 240, 0.45% 9/15/11	4,000	4,000
Kentucky - 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.28% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	15,000	15,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.26% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	22,000	22,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	18,135	18,135
		55,135
Louisiana - 2.6%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.27% 5/6/11, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	34,000	34,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Solar 06 133, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	3,345	3,345
Series WF 10 11C, 0.29% 5/6/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	11,800	11,800
Louisiana Gen. Oblig. Series 2008 A, 0.25% 5/6/11, LOC BNP Paribas SA, VRDN (b)	38,200	38,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 12,375	$ 12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.25% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	15,300	15,300
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2009 A, 0.3% 5/6/11, VRDN (b)	3,200	3,200
(C-Port LLC Proj.) Series 2008, 0.29% 5/6/11, LOC Bank of America NA, VRDN (b)	10,800	10,800
(CommCare Corp. Proj.) Series 2008 A, 0.25% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	8,100	8,100
(Int'l.-Matex Tank Terminals Proj.) Series 2007, 0.27% 5/6/11, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	20,000	20,000
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.):
Series 2010 A, 0.28% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	12,500	12,500
Series 2010 B, 0.28% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	13,400	13,400
		192,020
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series Solar 06 122, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	7,930	7,930
Maryland - 2.0%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.26% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	13,710	13,710
Baltimore County Gen. Oblig. Series 2002, 0.3% 6/16/11 (Liquidity Facility BNP Paribas SA), CP	16,200	16,200
Baltimore County Metropolitan District Series 1995, 0.32% 7/8/11 (Liquidity Facility BNP Paribas SA), CP	10,000	10,000
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.27% 5/6/11, LOC Fannie Mae, VRDN (b)	8,900	8,900
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	2,710	2,710
Maryland Gen. Oblig. Bonds (State & Local Facilities Ln. Prog.) First Series 2005 B, 5.25% 2/15/12	1,480	1,536
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.28% 5/6/11, LOC Bank of America NA, VRDN (b)	$ 1,100	$ 1,100
Series 2007 C, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	7,365	7,365
Series 2007 D, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	18,100	18,100
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.4% 5/6/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	14,200	14,200
Series 2008 B, 0.26% 5/6/11, LOC Bank of America NA, VRDN (b)	13,350	13,350
(Upper Chesapeake Hosp. Proj.) Series 2008 B, 0.27% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	5,960	5,960
(Villa Julie College, Inc. Proj.) Series 2005, 0.25% 5/6/11, LOC Bank of America NA, VRDN (b)	17,050	17,050
Participating VRDN Series BBT 08 46, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	3,825	3,825
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.29% 5/6/11, LOC Bank of America NA, VRDN (b)	5,330	5,330
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.28% 5/6/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	7,965	7,965
		147,301
Massachusetts - 1.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN Series PT 4368, 0.26% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	5,000	5,000
Series 2008 A2, 0.27% 5/6/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	5,500	5,500
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 A1, 0.25% 5/6/11, LOC Citibank NA, VRDN (b)	2,275	2,275
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.8% tender 5/12/11, CP mode	10,000	10,000
Series 1993 A, 0.8% tender 5/16/11, CP mode	18,000	18,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	13,000	13,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series Putters 2479Z, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 3,755	$ 3,755
Series Putters 2857, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,255	10,255
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,200	1,200
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2008 B, 0.26% 5/6/11 (Liquidity Facility Bank of America NA), VRDN (b)	2,300	2,300
Series 2008 C, 0.26% 5/6/11 (Liquidity Facility Bayerische Landesbank), VRDN (b)	24,200	24,200
		95,485
Michigan - 1.8%
Michigan Bldg. Auth. Rev. Series 6, 0.35% 6/2/11, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	4,500	4,500
Michigan Fin. Auth. Rev. RAN Series 2010 D2, 2% 8/22/11, LOC JPMorgan Chase Bank	20,000	20,099
Michigan Gen. Oblig. TRAN Series A, 2% 9/30/11	17,800	17,916
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 B2, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	3,800	3,800
Bonds (Trinity Health Sys. Proj.) Series 2008 C, 0.31% tender 6/7/11, CP mode	14,000	14,000
Participating VRDN Series ROC II R 11676, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	8,650	8,650
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Consumers Energy Co. Proj.) 0.26% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	6,000	6,000
(Van Andel Research Institute Proj.) Series 2008, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	52,000	52,000
		126,965
Minnesota - 0.3%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.26% 5/6/11, LOC Freddie Mac, VRDN (b)	5,000	5,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.25% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	4,025	4,025
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 3,400	$ 3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.26% 5/6/11, LOC Fannie Mae, VRDN (b)	2,550	2,550
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A1, 0.25% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
		19,975
Mississippi - 0.8%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.26% 5/6/11, LOC Bank of America NA, VRDN (b)	13,525	13,525
Participating VRDN Series Solar 06 0153, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	5,925	5,925
Mississippi Gen. Oblig. 0.28% 5/6/11 (Liquidity Facility Bank of America NA), VRDN (b)	23,100	23,100
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.35%, tender 7/6/11 (b)(g)	15,000	15,000
		57,550
Missouri - 1.1%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.25% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	9,400	9,400
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	7,000	7,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.25% 5/6/11, LOC TD Banknorth, NA, VRDN (b)	25,440	25,440
Participating VRDN Series EGL 07 0001, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	8,470	8,470
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.26% 5/6/11, LOC Bank of America NA, VRDN (b)	2,600	2,600
Bonds (CoxHealth Proj.) Series B, 0.3% tender 7/8/11, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 C2, 0.24% 5/6/11, VRDN (b)	$ 10,000	$ 10,000
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.29% 5/6/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	3,775	3,775
		79,685
Montana - 0.1%
Montana Board of Invt. Bonds Series 1998, 0.48%, tender 3/1/12 (b)	4,000	4,000
Nebraska - 2.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.26% 5/6/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	16,000	16,000
Lincoln Elec. Sys. Rev. Series 2005:
0.29% 8/18/11, CP	28,000	28,000
0.31% 8/18/11, CP	9,550	9,550
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 0.25% 5/6/11 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	87,610	87,610
Nebraska Pub. Pwr. District Rev. Series A, 0.29% 8/1/11, CP	10,950	10,950
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series BBT 2060, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	22,970	22,970
Series A, 0.32% 6/8/11, CP	3,500	3,500
		178,580
Nevada - 2.5%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.26% 5/6/11, LOC Citibank NA, VRDN (b)	25,500	25,500
Series 2008 D 2B, 0.25% 5/6/11, LOC Royal Bank of Canada, VRDN (b)	12,400	12,400
Series 2008 D3, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	17,715	17,715
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	4,500	4,500
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
Clark County School District Bonds Series 2009 B, 4% 6/15/11	10,000	10,045
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 6,085	$ 6,085
Series Putters 3489Z, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,965	11,965
Eclipse Fdg. Trust Cus Rpt Various States Participating VRDN 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,240	10,240
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.27% 5/6/11, LOC Union Bank of California, VRDN (b)	3,100	3,100
Series 2008 B, 0.27% 5/6/11, LOC Union Bank of California, VRDN (b)	43,025	43,025
Series 2009 A, 0.25% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	28,460	28,460
Series 2009 B, 0.27% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	8,910	8,910
		183,945
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.28% 5/6/11, LOC Bank of America NA, VRDN (b)	8,400	8,400
New Jersey - 1.4%
Burlington County Gen. Oblig. BAN 1.5% 9/8/11	20,000	20,079
New Jersey Gen. Oblig. Bonds Series Putters 3850, 0.3%, tender 5/12/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)(g)	77,400	77,400
New Jersey Health Care Facilities Fing. Auth. Rev. (Princeton HealthCare Sys. Proj.) Series 2010 A, 0.26% 5/6/11, LOC Bank of America NA, VRDN (b)	7,000	7,000
		104,479
New Mexico - 0.9%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.26% 5/6/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	63,765	63,765
New York - 2.1%
New York City Gen. Oblig.:
Series 1995 F3, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	4,100	4,100
Series 1995 F4, 0.26% 5/6/11, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,300	1,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2004 A3, 0.24% 5/6/11, LOC BNP Paribas SA, VRDN (b)	$ 1,500	$ 1,500
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.33% 5/6/11, LOC RBS Citizens NA, VRDN (b)	19,000	19,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 0.23% 5/6/11, LOC Fannie Mae, VRDN (b)	1,000	1,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series ROC II R 10381, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	6,105	6,105
Series ROC II R 11904, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	4,000	4,000
New York Dorm. Auth. Revs.:
(The Culinary Institute of America Proj.) Series 2004 C, 0.28% 5/6/11, LOC TD Banknorth, NA, VRDN (b)	12,800	12,800
Bonds (State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/11	6,000	6,013
Participating VRDN:
Series EGL 06 47 Class A, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	13,500	13,500
Series ROC II R 11735, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	10,395	10,395
New York Hsg. Fin. Agcy. Rev.:
(42nd & 10 Hsg. Proj.) Series 2010 A, 0.25% 5/6/11, LOC Landesbank Baden-Wuert, VRDN (b)	2,000	2,000
(MF Associates Proj.) Series 1991, 0.27% 5/6/11, LOC Landesbank Hessen-Thuringen, VRDN (b)	42,700	42,700
New York Pwr. Auth. Series 1, 0.32% 6/10/11, CP	5,600	5,600
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,000	15,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.25% 5/6/11 (Liquidity Facility Royal Bank of Scotland NV), VRDN (b)	4,930	4,930
		149,943
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Series B, 0.36% 6/16/11, CP	6,215	6,215
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 4.2%
Charlotte Gen. Oblig. Participating VRDN Series ROC II R 11905, 0.25% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	$ 6,725	$ 6,725
Charlotte Int'l. Arpt. Rev.:
(Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.25% 5/6/11, LOC Bank of America NA, VRDN (b)	2,700	2,700
Series 2010 C, 0.29% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	12,420	12,420
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,125	6,125
Series 2002 B, 0.28% 5/6/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	17,500	17,500
Series 2006 B, 0.28% 5/6/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	35,900	35,900
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.24% 5/6/11 (Liquidity Facility Bank of America NA), VRDN (b)	13,085	13,085
Guilford County Gen. Oblig. Series 2007 B, 0.26% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.), VRDN (b)	2,700	2,700
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	6,575	6,575
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	6,400	6,400
(High Point Univ. Rev.) Series 2006, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	9,930	9,930
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	2,800	2,800
Series EGL 07 0015, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	10,890	10,890
Series Putters 3331, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,250	1,250
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.28% 5/6/11, LOC Bank of America NA, VRDN (b)	7,700	7,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.27% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	$ 28,200	$ 28,200
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	600	600
(Friends Homes, Inc. Proj.) Series 2003, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	4,700	4,700
(Univ. Health Systems of Eastern Carolina) Series 2008 B, 0.27% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	1,620	1,620
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.25% 5/6/11, LOC Bank of America NA, VRDN (b)	20,275	20,275
Series 2003 B, 0.25% 5/6/11, LOC Bank of America NA, VRDN (b)	19,600	19,600
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	3,500	3,500
Person County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.24% 5/6/11, LOC Cr. Industriel et Commercial, VRDN (b)	11,000	11,000
Piedmont Triad Arpt. Auth. Series 2008 A, 0.23% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	9,655	9,655
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.27% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	4,155	4,155
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BBT 08 19, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	25,645	25,645
Series EGL 05 3014 Class A, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	22,700	22,700
Winston-Salem Ltd. Oblig. Series 2010 B, 0.26% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.), VRDN (b)	9,000	9,000
		303,350
Ohio - 1.2%
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.28% 5/6/11, LOC PNC Bank NA, VRDN (b)	14,385	14,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.24% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 3,215	$ 3,215
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.23% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,865	1,865
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2008 A, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	7,500	7,500
Series 2008 B, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
Lancaster Port Auth. Gas Rev. 0.26% 5/6/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	6,635	6,635
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.55% 5/6/11, VRDN (b)	4,400	4,400
Ohio Gen. Oblig. Participating VRDN Series BBT 3, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,720	5,720
Ohio Higher Edl. Facility Commission Rev.:
(Antioch Univ. Proj.) 0.26% 5/6/11, LOC PNC Bank NA, VRDN (b)	4,875	4,875
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.34% 5/6/11, LOC RBS Citizens NA, VRDN (b)	14,300	14,300
(Xavier Univ. Proj.) Series 2008 A, 0.24% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,700	3,700
Bonds (Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.35% tender 8/9/11, CP mode	3,000	3,000
Series 2008 B6, 0.32% tender 10/17/11, CP mode	10,000	10,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.27% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,345	6,345
		87,940
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.28% 5/6/11, LOC KBC Bank NV, VRDN (b)	15,515	15,515
Univ. Hospitals Trust Rev. Series 2005 A, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	12,250	12,250
		27,765
Oregon - 1.8%
Clackamas County Hosp. Facility Auth.:
(Legacy Health Sys. Proj.) Series 2008 C, 0.24% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,700	4,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Clackamas County Hosp. Facility Auth.: - continued
Bonds (Providence Health Sys. Proj.) 0.3% tender 6/3/11, CP mode	$ 8,000	$ 8,000
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.23% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	27,835	27,835
Port of Portland Arpt. Rev. Series 2009 A1, 0.25% 5/6/11, LOC Bank of America NA, VRDN (b)	25,955	25,955
Portland Hsg. Auth. Rev. (RAC Hsg. Proj.) Series 2009, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	23,155	23,155
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.24% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	27,000	27,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	12,380	12,380
		129,025
Pennsylvania - 5.3%
Allegheny County Series C-58 A, 0.27% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	5,060	5,060
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.28% 5/6/11, LOC PNC Bank NA, VRDN (b)	8,360	8,360
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 0.28% 5/6/11, LOC PNC Bank NA, VRDN (b)	5,800	5,800
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.26% 5/6/11, LOC Royal Bank of Scotland PLC, VRDN (b)	9,900	9,900
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	6,200	6,200
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.38% 5/6/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	9,100	9,100
Chester County Indl. Dev. Auth. Student Hsg. Rev.:
(Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.26% 5/6/11, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	7,100	7,100
Series 2008 A, 0.24% 5/6/11, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	24,600	24,600
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G, 0.26% 5/6/11, VRDN (b)	1,000	1,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,020	2,020
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.28% 5/6/11, LOC PNC Bank NA, VRDN (b)	$ 8,915	$ 8,915
Lower Merion School District Series 2009 A, 0.24% 5/6/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,600	4,600
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.26% 5/6/11 (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (b)	17,850	17,850
Pennsylvania Gen. Oblig.:
Participating VRDN:
Series Putters 3352Z, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000	3,000
Series ROC II R 11505, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	4,100	4,100
TAN First Series 2010-2011, 2.5% 6/30/11	140,200	140,702
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A1, 0.31% 5/6/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	5,870	5,870
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.24% 5/6/11, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	18,055	18,055
(Keystone College Proj.) Series 2001 H5, 0.28% 5/6/11, LOC PNC Bank NA, VRDN (b)	3,350	3,350
(King's College Proj.) Series 2001 H6, 0.28% 5/6/11, LOC PNC Bank NA, VRDN (b)	3,925	3,925
(Marywood Univ. Proj.) Series 2005 A, 0.28% 5/6/11, LOC PNC Bank NA, VRDN (b)	5,005	5,005
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Bonds Series 2010-111, 0.45% 9/22/11	3,500	3,500
Pennsylvania State Univ. Bonds Series 2009 B, 0.4%, tender 6/1/11 (b)	18,200	18,200
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.24% 5/6/11, LOC PNC Bank NA, VRDN (b)	4,500	4,500
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Integrys Energy Group, Inc. Proj.) 0.28% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	13,800	13,800
Somerset County Gen. Oblig. Series 2009 A, 0.28% 5/6/11, LOC PNC Bank NA, VRDN (b)	3,470	3,470
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.27% 5/6/11, LOC PNC Bank NA, VRDN (b)	8,325	8,325
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds (Univ. Cap. Proj.) Series B, 0.29% tender 7/8/11, CP mode	13,300	13,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.: - continued Participating VRDN Series WF 09 38C, 0.29% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	$ 6,000	$ 6,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	10,300	10,300
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 0.26% 5/6/11, LOC PNC Bank NA, VRDN (b)	3,455	3,455
		379,362
Rhode Island - 0.7%
Narragansett Bay Commission Wastewtr. Sys. Rev.:
Participating VRDN Series Solar 07 16, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	12,365	12,365
Series 2008 A, 0.24% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,700	9,700
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.25% 5/6/11, LOC TD Banknorth, NA, VRDN (b)	11,125	11,125
(Rhode Island School of Design Proj.) Series 2008 A, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	13,205	13,205
(Roger Williams Univ. Proj.) Series 2008 B, 0.28% 5/6/11, LOC Bank of America NA, VRDN (b)	5,000	5,000
		51,395
South Carolina - 2.1%
Charleston Wtrwks. & Swr. Rev. Series A, 0.24% 5/6/11 (Liquidity Facility Bank of America NA), VRDN (b)	19,405	19,405
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.27% 5/6/11 (Liquidity Facility Barclays Bank PLC) (b)(f)	1,875	1,875
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.3% 5/6/11 (Liquidity Facility Deutsche Postbank AG) (b)(f)	5,565	5,565
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.35% 5/2/11, VRDN (b)	3,900	3,900
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2011 C, 0.24% 5/6/11, LOC TD Banknorth, NA, VRDN (b)	6,000	6,000
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Converse College Proj.) Series 2009, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.25% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	4,115	4,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.):
Series 2008 A, 0.27% 5/2/11, LOC Bank of America NA, VRDN (b)	$ 26,000	$ 26,000
Series 2008 B, 0.27% 5/2/11, LOC Bank of America NA, VRDN (b)	16,200	16,200
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.25% 5/6/11, LOC Citibank NA, VRDN (b)	4,125	4,125
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN Series ROC II R 11426, 0.27% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	10,600	10,600
Series 2010 A:
0.28% 6/15/11, CP	2,349	2,349
0.3% 5/16/11, CP	7,033	7,033
0.3% 6/15/11, CP	8,600	8,600
Series 2010 B, 0.28% 6/16/11, CP	1,157	1,157
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	10,905	10,905
Series 2003 B2, 0.27% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	17,000	17,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.):
0.75% tender 5/2/11, CP mode	750	750
0.75% tender 5/2/11, CP mode	5,800	5,800
		152,379
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. (Homeownership Mtg. Proj.) Series 2009 A, 0.23% 5/6/11 (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (b)	14,600	14,600
Tennessee - 1.4%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.31% 5/6/11, LOC Bank of America NA, VRDN (b)	8,095	8,095
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.35% 5/6/11, LOC Bank of America NA, VRDN (b)	3,000	3,000
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	4,185	4,185
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.28% 5/6/11, LOC Bank of America NA, VRDN (b)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.24% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 8,500	$ 8,500
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	14,400	14,400
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.31% 5/6/11, LOC Bank of America NA, VRDN (b)	4,800	4,800
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	20,000	20,000
Shelby County Gen. Oblig. Series 2004 B, 0.26% 5/6/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	24,585	24,585
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.28% 5/6/11, LOC Bank of America NA, VRDN (b)	7,275	7,275
		103,840
Texas - 8.7%
Austin Elec. Util. Sys. Rev. Series A, 0.3% 5/3/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	18,000	18,000
Brownsville Util. Sys. Rev. Series A, 0.27% 6/16/11, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.26% 5/6/11 (Liquidity Facility Deutsche Bank AG) (b)(f)	5,200	5,200
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	2,840	2,840
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.26% 5/6/11 (Liquidity Facility Deutsche Bank AG) (b)(f)	3,800	3,800
Dallas North Texas Tollway Auth. Series 2010 A1, 0.28% 6/1/11, LOC Bank of America NA, CP	13,600	13,600
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	11,400	11,400
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.29% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.33% 5/6/11 (Liquidity Facility Bank of America NA) (b)(f)	8,635	8,635
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Galena Park Independent School District Participating VRDN Series SG 154, 0.26% 5/6/11 (Liquidity Facility Societe Generale) (b)(f)	$ 11,065	$ 11,065
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 D1, 0.26% 5/6/11, LOC JPMorgan Chase Bank, VRDN (b)	5,500	5,500
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.25% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	16,000	16,000
Harris County Gen. Oblig. Participating VRDN Series RBC E 18, 0.27% 5/6/11 (Liquidity Facility Royal Bank of Canada) (b)(f)	11,000	11,000
Harris County Metropolitan Trans. Auth. Series A1:
0.28% 6/7/11 (Liquidity Facility JPMorgan Chase Bank), CP	22,500	22,500
0.3% 5/4/11 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
0.3% 6/23/11 (Liquidity Facility JPMorgan Chase Bank), CP	8,250	8,250
Houston Gen. Oblig. Participating VRDN Series ROC II R 11289, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	2,900	2,900
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series MS 06 2042, 0.25% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	18,870	18,870
Houston Util. Sys. Rev.:
Participating VRDN Series ROC II R 12267, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	7,955	7,955
Series B2, 0.31% 6/7/11, LOC Wells Fargo Bank NA, CP	10,000	10,000
Series B4:
0.3% 5/18/11, LOC Barclays Bank PLC, CP	5,000	5,000
0.32% 6/7/11, LOC Barclays Bank PLC, CP	4,000	4,000
Irving Independent School District Participating VRDN Series PT 3954, 0.26% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	17,840	17,840
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.26% 5/6/11 (Liquidity Facility Deutsche Bank AG) (b)(f)	3,200	3,200
Lower Colorado River Auth. Rev. Series B, 0.28% 5/18/11, LOC Bank of America NA, CP	10,000	10,000
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	7,270	7,270
North Texas Tollway Auth. Rev. Participating VRDN Series ROC II R 11947, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	7,200	7,200
Northwest Texas Independent School District Participating VRDN Series Solar 06 47, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	14,255	14,255
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.25% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	$ 5,830	$ 5,830
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.25% 5/6/11 (Liquidity Facility Societe Generale) (b)(f)	4,750	4,750
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 0.25% 5/6/11, VRDN (b)	1,500	1,500
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series BBT 08 26, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,325	5,325
Series DB 602, 0.26% 5/6/11 (Liquidity Facility Deutsche Bank AG) (b)(f)	8,300	8,300
Series SG 104, 0.26% 5/6/11 (Liquidity Facility Societe Generale) (b)(f)	5,490	5,490
Series SG 105, 0.26% 5/6/11 (Liquidity Facility Societe Generale) (b)(f)	29,400	29,400
Series 2003, 0.27% 5/6/11 (Liquidity Facility Bank of America NA), VRDN (b)	38,325	38,325
Series A:
0.29% 6/9/11, CP	7,500	7,500
0.29% 6/9/11, CP	10,000	10,000
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	3,000	3,000
Series 2001 A:
0.27% 5/13/11, CP	1,540	1,540
0.29% 6/10/11, CP	5,287	5,287
0.31% 5/12/11, CP	30,000	30,000
0.33% 6/16/11, CP	5,000	5,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.):
Series 2008 C2, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	6,000	6,000
Series 2008 C3, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	38,500	38,500
Texas Gen. Oblig. Participating VRDN Series ROC II R 11184, 0.25% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	6,210	6,210
Texas Pub. Fin. Auth.:
Series 2002 A, 0.3% 8/8/11, CP	10,500	10,500
Series 2002 B, 0.27% 8/1/11, CP	12,000	12,000
Texas Pub. Fin. Auth. Rev.:
Bonds Series 2010 A, 2% 7/1/11	16,400	16,447
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Rev.: - continued
Series 2003, 0.29% 8/18/11, CP	$ 19,355	$ 19,355
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,635	10,635
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.33% 5/6/11 (Liquidity Facility Bank of America NA) (b)(f)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN:
Series Putters 1646, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,350	5,350
Series Putters 584, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	18,745	18,745
Series 2002 A, 0.31% 8/8/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,905	2,905
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,000	6,000
Upper Trinity Reg'l. Wtr. District Series A, 0.3% 6/13/11, LOC Bank of America NA, CP	22,350	22,350
Victoria Independent School District Bonds Series WF 08 26C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	12,345	12,345
		629,044
Utah - 1.5%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.24% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	1,800	1,800
Davis County School District Bonds TAN 2% 6/30/11	15,000	15,039
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.29% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	7,940	7,940
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2008 A, 5.25% 7/1/11	2,000	2,016
Series 1997 B1, 0.3% 6/17/11 (Liquidity Facility Bank of Nova Scotia), CP	9,830	9,830
Series 1997 B2, 0.32% 6/9/11 (Liquidity Facility Bank of Nova Scotia), CP	5,160	5,160
Series 1997 B3:
0.27% 6/16/11 (Liquidity Facility JPMorgan Chase Bank), CP	26,600	26,600
0.3% 6/17/11 (Liquidity Facility JPMorgan Chase Bank), CP	6,600	6,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.: - continued
Series 1997 B3:
0.3% 6/17/11 (Liquidity Facility JPMorgan Chase Bank), CP	$ 7,500	$ 7,500
Series 1998 B4, 0.3% 6/16/11 (Liquidity Facility JPMorgan Chase Bank), CP	2,940	2,940
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	8,300	8,300
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series BBT 08 27, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,710	5,710
Utah Wtr. Fin. Agcy. Rev. Series B3, 0.3% 5/6/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	10,400	10,400
		109,835
Virginia - 1.4%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 A, 0.27% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	3,600	3,600
Albemarle County Indl. Dev. Auth. 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	6,160	6,160
Fairfax County Econ. Dev. Auth. Rev. (Smithsonian Institution Proj.) Series A, 0.27% 5/6/11 (Liquidity Facility Bank of America NA), VRDN (b)	1,050	1,050
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	4,520	4,520
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	4,250	4,250
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.25% 5/6/11, LOC Citibank NA, VRDN (b)	18,900	18,900
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.) Series 2010 C, 0.38%, tender 11/25/11 (b)	17,345	17,345
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	2,200	2,200
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	7,525	7,525
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2010 B, 2% 9/1/11	3,655	3,675
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Putters 3313 Z, 0.31% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 6,315	$ 6,315
Virginia Pub. School Auth. Bonds (1997 Resolution Proj.) Series 1997 A, 5% 8/1/11	2,500	2,529
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	3,930	3,930
Series MS 06 1860, 0.25% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,360	2,360
Series Putters 3036, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,365	3,365
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.26% 5/6/11, LOC Bank of America NA, VRDN (b)	6,000	6,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev.:
Bonds (Sentara Healthcare Proj.) Series 2010, 3% 11/1/11	2,000	2,025
Participating VRDN:
Series BC 10 17W, 0.27% 5/6/11 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,000	5,000
Series Putters 3791Z, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,350	3,350
		104,099
Washington - 3.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series WF 11 38, 0.29% 5/6/11 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(f)	9,950	9,950
King County Gen. Oblig. Participating VRDN Series DB 598, 0.26% 5/6/11 (Liquidity Facility Deutsche Bank AG) (b)(f)	3,505	3,505
NJB Properties Lease Rev. Participating VRDN Series Solar 07 106, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	3,360	3,360
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 0.27% 5/6/11 (Liquidity Facility Societe Generale) (b)(f)	4,000	4,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN:
Series MS 06 2170, 0.25% 5/6/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,530	2,530
Series ROC II R 11144, 0.26% 5/6/11 (Liquidity Facility Citibank NA) (b)(f)	2,970	2,970
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Vancouver Hsg. Auth. Rev. Series 2008, 0.28% 5/6/11, LOC Freddie Mac, VRDN (b)	$ 9,100	$ 9,100
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	6,445	6,445
Washington Gen. Oblig.:
Participating VRDN:
Series BA 08 1121, 0.33% 5/6/11 (Liquidity Facility Bank of America NA) (b)(f)	6,665	6,665
Series Putters 3054, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000	1,000
Series Putters 3856, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,500	8,500
Series Putters 3872, 0.26% 5/6/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Series ROC II R 759 PB, 0.29% 5/6/11 (Liquidity Facility Deutsche Postbank AG) (b)(f)	15,765	15,765
Series WF 11-16C, 0.29% 5/6/11 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	7,315	7,315
Series 1996 A, 0.25% 5/6/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	2,500	2,500
Washington Health Care Facilities Auth. (Swedish Health Svcs. Proj.) Series 2011 C, 0.25% 5/6/11, LOC Citibank NA, VRDN (b)	11,000	11,000
Washington Health Care Facilities Auth. Rev.:
(Children's Hosp. Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.3% 5/6/11, LOC Bank of America NA, VRDN (b)	28,365	28,365
Series 2008 B, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	2,150	2,150
(MultiCare Health Sys. Proj.) Series 2009 A, 0.24% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	9,000	9,000
(Southwest Washington Med. Ctr. Proj.) Series 2008 B, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	3,755	3,755
(Southwest Washington Med. Ctr.) Series 2008 A, 0.28% 5/6/11, LOC Union Bank of California, VRDN (b)	9,400	9,400
(Swedish Health Svcs. Proj.):
Series 2009 B, 0.24% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,000	2,000
Series 2009 C, 0.27% 5/6/11, LOC Bank of America NA, VRDN (b)	5,000	5,000
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.24% 5/6/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	17,100	17,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(New Haven Apts. Proj.) Series 2009, 0.24% 5/6/11, LOC Fannie Mae, VRDN (b)	$ 4,000	$ 4,000
(The Cambridge Apts. Proj.) Series 2009, 0.25% 5/6/11, LOC Fannie Mae, VRDN (b)	6,600	6,600
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.25% 5/6/11, LOC Fannie Mae, VRDN (b)	3,750	3,750
0.29% 5/6/11, LOC Bank of America NA, VRDN (b)	16,000	16,000
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.34% 5/6/11, LOC Bank of America NA, VRDN (b)	1,500	1,500
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.28% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	8,300	8,300
		220,525
West Virginia - 0.7%
West Virginia Gen. Oblig. Bonds Series 2005, 5% 6/1/11	3,000	3,012
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 D, 0.26% 5/6/11, LOC Bank of America NA, VRDN (b)	4,700	4,700
Series 2009 A, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	15,600	15,600
Series 2009 B, 0.29% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	3,000	3,000
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.25% 5/6/11, LOC Branch Banking & Trust Co., VRDN (b)	22,900	22,900
		49,212
Wisconsin - 1.1%
Wisconsin Gen. Oblig.:
Participating VRDN:
Series BBT 08 47, 0.25% 5/6/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,400	6,400
Series BC 11 13B, 0.27% 5/6/11 (Liquidity Facility Barclays Bank PLC) (b)(f)	4,600	4,600
Series Solar 07 4, 0.25% 5/6/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	24,255	24,255
Series 2005 A, 0.31% 8/15/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2006 A:
0.29% 8/18/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 2,724	$ 2,724
0.31% 8/15/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,250	3,250
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series MS 3259. 0.27% 5/6/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,000	5,000
Wisconsin Trans. Rev.:
Series 1997 A, 0.31% 8/17/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,600	14,600
Series 2006 A:
0.29% 8/18/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,000	2,000
0.34% 9/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,600	13,600
		78,929
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.24% 5/6/11, LOC Wells Fargo Bank NA, VRDN (b)	6,250	6,250
	Shares (000s)
Other - 9.3%
Fidelity Tax-Free Cash Central Fund, 0.26% (c)(d)	677,007	677,007
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $7,173,559)		7,173,559
NET OTHER ASSETS (LIABILITIES) - 0.9%		65,567
NET ASSETS - 100%		$ 7,239,126
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,950,000 or 0.1% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $112,015,000 or 1.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.35%, tender 7/6/11	1/5/11	$ 15,000
New Jersey Gen. Oblig. Bonds Series Putters 3850, 0.3%, tender 5/12/11 (Liquidity Facility JPMorgan Chase & Co.)	12/6/10	$ 77,400
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.)	7/2/09	$ 7,270
Victoria Independent School District Bonds Series WF 08 26C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.)	12/14/09	$ 12,345
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 740
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,496,552)	$ 6,496,552
Fidelity Central Funds (cost $677,007)	677,007
Total Investments (cost $7,173,559)		$ 7,173,559
Cash		492
Receivable for investments sold		85,685
Receivable for fund shares sold		113,607
Interest receivable		8,397
Distributions receivable from Fidelity Central Funds		130
Prepaid expenses		6
Receivable from investment adviser for expense reductions		150
Other receivables		36
Total assets		7,382,062

Liabilities
Payable for investments purchased	$ 26,726
Payable for fund shares redeemed	111,913
Distributions payable	1
Accrued management fee	1,536
Other affiliated payables	2,686
Other payables and accrued expenses	74
Total liabilities		142,936

Net Assets		$ 7,239,126
Net Assets consist of:
Paid in capital		$ 7,238,963
Accumulated undistributed net realized gain (loss) on investments		163
Net Assets		$ 7,239,126

Daily Money Class: Net Asset Value, offering price and redemption price per share ($501,781 ÷ 501,277 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($357,489 ÷ 357,149 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($6,379,856 ÷ 6,376,351 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)

Investment Income
Interest		$ 9,616
Income from Fidelity Central Funds		740
Total income		10,356

Expenses
Management fee	$ 9,145
Transfer agent fees	7,317
Distribution and service plan fees	1,580
Accounting fees and expenses	305
Custodian fees and expenses	51
Independent trustees' compensation	13
Registration fees	357
Audit	25
Legal	14
Miscellaneous	20
Total expenses before reductions	18,827
Expense reductions	(8,833)	9,994
Net investment income (loss)		362
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		14
Net increase in net assets resulting from operations		$ 376

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 362	$ 713
Net realized gain (loss)	14	188
Net increase in net assets resulting from operations	376	901
Distributions to shareholders from net investment income	(362)	(713)
Share transactions - net increase (decrease)	353,921	(82,482)
Total increase (decrease) in net assets	353,935	(82,294)

Net Assets
Beginning of period	6,885,191	6,967,485
End of period	$ 7,239,126	$ 6,885,191

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	.001	.019	.030	.027
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	.001	.019	.030	.027
Distributions from net investment income	- G	- G	(.001)	(.019)	(.030)	(.027)
Distributions from net realized gain	-	-	-	- G	-	-
Total distributions	- G	- G	(.001)	(.019)	(.030)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-% E	.01%	.06%	1.87%	3.07%	2.72%
Ratios to Average Net Assets D, F
Expenses before reductions	.73% A	.72%	.76%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.28% A	.28%	.60%	.70%	.70%	.70%
Expenses net of all reductions	.28% A	.28%	.59%	.61%	.54%	.54%
Net investment income (loss)	.01% A	.01%	.05%	1.81%	3.03%	2.70%
Supplemental Data
Net assets, end of period (in millions)	$ 502	$ 508	$ 597	$ 922	$ 895	$ 617

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	.016	.028	.024
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	- G	.016	.028	.024
Distributions from net investment income	- G	- G	- G	(.016)	(.028)	(.024)
Distributions from net realized gain	-	-	-	- G	-	-
Total distributions	- G	- G	- G	(.016)	(.028)	(.024)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-% E	.01%	.02%	1.62%	2.81%	2.46%
Ratios to Average Net Assets D, F
Expenses before reductions	.98% A	.97%	1.01%	.98%	.98%	.98%
Expenses net of fee waivers, if any	.28% A	.28%	.63%	.95%	.95%	.95%
Expenses net of all reductions	.28% A	.28%	.63%	.86%	.82%	.79%
Net investment income (loss)	.01% A	.01%	.02%	1.56%	2.74%	2.45%
Supplemental Data
Net assets, end of period (in millions)	$ 357	$ 371	$ 452	$ 660	$ 508	$ 519

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	.002	.021	.033	.029
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	.002	.021	.033	.029
Distributions from net investment income	- G	- G	(.002)	(.021)	(.033)	(.029)
Distributions from net realized gain	-	-	-	- G	-	-
Total distributions	- G	- G	(.002)	(.021)	(.033)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-% E	.01%	.18%	2.13%	3.32%	2.97%
Ratios to Average Net Assets D, F
Expenses before reductions	.48% A	.47%	.51%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.28% A	.28%	.47%	.45%	.45%	.45%
Expenses net of all reductions	.28% A	.28%	.46%	.36%	.29%	.29%
Net investment income (loss)	.01% A	.01%	.18%	2.06%	3.28%	2.95%
Supplemental Data
Net assets, end of period (in millions)	$ 6,380	$ 6,006	$ 5,918	$ 6,784	$ 4,346	$ 2,661

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Tax-Exempt Fund (the Fund) is a fund of Fidelity Newbury Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 7,173,559

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Daily Money Class	-%	.25%	$ 635	$ -
Capital Reserves Class	.25%	.25%	945	-
			$ 1,580	$ -

During the period, FMR or its affiliates waived a portion of these fees.

Sales Load. FDC receives the proceeds of deferred sales charges of .25% on certain purchases of the Daily Money Class. For the period, FDC retained $2 from Daily Money Class.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the Fund's transfer agency and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Tax Exempt pays a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, transfer agent fees for each class were as follows:

Total Fees
Daily Money Class	$ 508
Capital Reserves Class	378
Fidelity Tax-Free Money Market Fund	6,431
$ 7,317

During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Daily Money Class	.70%	$ 68
Capital Reserves Class	.95%	55
Fidelity Tax-Free Money Market Fund	.45%	808
		$ 931

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Daily Money Class	$ 1,070
Capital Reserves Class	1,264
Fidelity Tax-Free Money Market Fund	5,567

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Daily Money Class	$ 25	$ 56
Capital Reserves Class	19	41
Fidelity Tax-Free Money Market Fund	318	616
Total	$ 362	$ 713

Semiannual Report

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
Daily Money Class Shares sold	921,036	1,728,937
Reinvestment of distributions	24	55
Shares redeemed	(927,127)	(1,818,148)
Net increase (decrease)	(6,067)	(89,156)
Capital Reserves Class Shares sold	1,043,528	1,824,962
Reinvestment of distributions	18	40
Shares redeemed	(1,057,507)	(1,905,882)
Net increase (decrease)	(13,961)	(80,880)
Fidelity Tax-Free Money Market Fund Shares sold	13,203,882	22,285,195
Reinvestment of distributions	315	609
Shares redeemed	(12,830,248)	(22,198,249)
Net increase (decrease)	373,949	87,555

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

TFM-USAN-0611
1.784918.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Newbury Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 24, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 24, 2011